[LOGO] Merrill Lynch  Investment Managers

Annual Report

December 31, 2001

Merrill Lynch
International
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                     Merrill Lynch International Index Fund

Important Tax Information (unaudited)

The following information summarizes all per share distributions paid by Merrill Lynch International Index Fund during the taxable year ended December 31, 2001:

================================================================================
                              Non-Qualifying
                                 Domestic     Foreign       Total        Foreign
  Record            Payable      Ordinary      Source      Ordinary        Tax
   Date              Date         Income       Income       Income       Credit
================================================================================
Class A
--------------------------------------------------------------------------------
12/17/2001        12/21/2001     $.022546     $.081340     $.103886     $.017645
================================================================================
Class D
--------------------------------------------------------------------------------
12/17/2001        12/21/2001     $.018277     $.065937     $.084214     $.017645
================================================================================

Additionally, the Fund paid a long-term capital gains distribution of $.068778 per share to shareholders of record on March 6, 2001.

Please retain this information for your records.

                       Merrill Lynch International Index Fund, December 31, 2001

DEAR SHAREHOLDER

Fiscal Year in Review

During the fiscal year ended December 31, 2001, Merrill Lynch International Index Fund changed its investment objective from investing all of its assets in Master International (GDP Weighted) Index Series to investing all of its assets in Master International (Capitalization Weighted) Index Series. Therefore, the Fund's benchmark was changed accordingly to the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Capitalization Weighted Index on December 14, 2001.

For the year ended December 31, 2001, Merrill Lynch International Index Fund's Class A and Class D Shares had total returns of -22.45% and -22.60%, respectively. This compares to the total return of the unmanaged benchmark MSCI EAFE Capitalization Weighted Index of -21.44% for the same 12-month period. (Complete performance results can be found on pages 4 and 5 of this report to shareholders.) References to markets of all countries/regions in this letter to shareholders correspond to those countries'/regions' weightings in the MSCI EAFE Index and are in US dollar terms unless otherwise noted.

The year 2001 was a dismal year for all countries in the MSCI EAFE Index, as they were all in the red with the exception of New Zealand. While most countries experienced negative returns for the first three quarters of 2001, all saw impressive rebounds in the fourth quarter of 2001 with positive returns across the board except Japan, which had a negative return of -5.94%. Despite the volatility in the various markets worldwide, the most dramatic swings in individual country performance were seen in Finland with first, second and third quarter 2001 returns registering -42.75%, -5.05% and -24.77%, respectively, with a remarkable fourth-quarter return of +48.99%. Although earning the highest return of the fourth quarter, Finland still did not manage to recoup its losses of the prior quarters with the highest negative total year-to-date return of -39.07%. Throughout the four quarters of 2001, Finland maintained its position of sustaining the worst year-to-date performance, posting the lowest return of -59.11% at the end of the third quarter. Until the fourth quarter, Sweden followed Finland with a third-quarter year-to-date return of -43.34%. However, Sweden rebounded in the fourth quarter with a return of +26.81%, pushing Greece into second place with a year-to-date return of -31.36%.

Sector leadership and laggards followed the same trends as those of most major markets. Information technology posted the worst first three quarters of 2001 with returns of -29.69%, -6.73% and -32.85%, respectively. However, volatile technology stocks rebounded in the fourth quarter returning +31.44%, rendering the lowest sector year-to-date return of -42.11%. This was followed by telecommunications services and industrials, which had returns of -33.44% and -25.30%, respectively. Despite an impressive recovery by all sectors in the fourth quarter, they remained in the red year-to-date.

Most major international market index levels declined from the start of 2001, experiencing their worst returns in the third quarter of 2001. Despite considerable recoveries in the fourth quarter of 2001, countries posted negative year-to-date returns across the board. The FTSE 100 Index closed down 1005.1 points at 5217.4 with a return of -13.83%; the CAC 40 Index closed down 1301.84 points at 4624.58 with a return of -20.64%; the Nikkei 225 Index closed down 3243.07 points at 10,542.62 with a return of -22.95%; and the Hang Seng Index closed down 3698.32 points at 11,397.21 with a return of -22.42%. Rebounds of the fourth quarter were mainly a result of the fiscal stimulus by the US Federal Reserve Board's reduction in interest rates, and these actions were quickly followed by 15 other central banks, including the European Central Bank (ECB). As a global recession appeared imminent after the third quarter of 2001, central banks worldwide acted in greater haste and cohesion in reducing interest rates.

As corporate profits continued to decline and unemployment increased throughout the year, the Federal Reserve Board acted quickly and boldly to stave off a prolonged downturn by conducting a series of interest rate cuts attempting to revitalize the corporate environment. The Federal Reserve Board lowered the Federal Funds rate a record-setting 11 consecutive times in 2001 with the last 25 basis point cut on December 11, 2001, rendering the Federal Funds rate to a 40-year low of 1.75%. On May 11, 2001, the Federal Reserve Board lowered its most important rate, the Minimum Bid Rate, by 25 basis points to 4.50%. There were three additional interest rate cuts throughout 2001 with the last 50 basis point reduction on November 9, 2001 that lowered the rate to 3.25%. This cut took markets by surprise given the ECB's preference for cautious moves. Although the ECB believes in the fundamental strength and resilience of the US economy and that the slowdown in economic growth will be short lived, it is likely that the ECB may continue its key interest rate cuts early in 2002.

Despite the broad fourth-quarter recovery, which was led by more traditionally aggressive sectors, there is no definitive sign in sight that the equity markets will stabilize with an increasing number of companies pre-announcing worse-than-expected earnings. Nevertheless, the markets invariably look ahead and may continue to be volatile as investors react hastily to the release of various current events and statistics. Additionally, as global central banks keep their prospects for productivity growth and work to strive for price stability and sustainable economic growth in the economy, the outlook for the markets appears favorable. With that in mind, we expect to continue to meet our objectives of replicating the risk and returns of the benchmark index.

At December 31, 2001, net assets of the Fund were $79.2 million. The principal investments of Master International (Capitalization Weighted) Index Series are in MSCI EAFE provisional stocks with index weightings of individual stocks in proportion relative to that of the Index. Incremental cash flows are typically invested through the use of index futures contracts of several major international indexes, which serve to provide an effective mechanism for maintaining equity exposure, while also keeping a pool of liquidity available. At December 31, 2001, the Series' equity portfolio was valued at $189.3 million, which represents approximately 97% of the Series' net assets. In addition, the Series held a long position in various international March 2002 futures contracts.

Through its holding of equities and futures contracts, it is the Series' goal to be 100% invested in the countries represented by MSCI EAFE Index at all times. Additionally, significant changes have been made in the MSCI EAFE Index in 2001. In response to these changes, shares were bought and sold accordingly in order to maintain index weightings in the Series in proportion to that of the benchmark.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director

February 12, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


                                     2 & 3

                       Merrill Lynch International Index Fund, December 31, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser waived a portion of their administrative fee and all of their management fee, respectively. In addition, the Investment Adviser reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.

Recent Performance Results

                                                  6-Month      12-Month     Since Inception
As of December 31, 2001                        Total Return  Total Return    Total Return
===========================================================================================
ML International Index Fund Class A Shares*       -10.76%       -22.45%         +14.05%
-------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*       -10.80        -22.60          +12.80
-------------------------------------------------------------------------------------------
MSCI EAFE Index--Cap Weighted**                   - 8.00        -21.44          + 5.66
===========================================================================================

 * Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the MSCI EAFE (Cap Weighted) Index and MSCI EAFE (GDP Weighted) Index. Values are from April 30, 1997 to December 2001.

                           4/03/97**  12/97      12/98      12/99      12/00      12/01
ML International Index
Fund+--Class A Shares*     $10,000    $10,845    $13,627    $17,891    $14,706    $11,405
ML International Index
Fund+--Class D Shares*     $10,000    $10,822    $13,571    $17,771    $14,572    $11,279

                           4/03/97**  12/97      12/98      12/99      12/00      12/01
MSCI EAFE
(Cap Weighted) Index++     $10,000    $10,285    $12,342    $15,670    $13,450    $10,566
MSCI EAFE
(GDP Weighted) Index+++    $10,000    $10,531    $13,344    $17,481    $14,765    $11,488

  * Assuming transaction costs and other operating expenses, including administrative fees.
 ** The Fund commenced operations on April 9, 1997. For purposes of fair comparison of the Fund's performance relative to the Index, the line graph begins on April 30, 1997.
  + The Fund invests all of its assets in Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australasia and Far East Index and other types of financial instruments.
 ++ This unmanaged Capitalization weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. The starting date for the Index in the graph is from 4/30/97.
+++ This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. The starting date for the Index in the graph is from 4/30/97.

      Past performance is not predictive of future results.

Average Annual
Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/01                                                  -22.45%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/01                                     + 2.82%
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 12/31/01                                                  -22.60%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/01                                     + 2.58%
--------------------------------------------------------------------------------


                                     4 & 5

                       Merrill Lynch International Index Fund, December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND     As of December 31, 2001
==================================================================================================================================
Assets:        Investment in Master International (Capitalization Weighted) Index Series,
               at value (identified cost--$77,330,051) ...........................................                    $ 79,278,999
               Prepaid registration fees .........................................................                          11,120
                                                                                                                      ------------
               Total assets ......................................................................                      79,290,119
                                                                                                                      ------------
==================================================================================================================================
Liabilities:   Payables:
                  Administrator ..................................................................    $     16,820
                  Distributor ....................................................................          10,736          27,556
                                                                                                      ------------
               Accrued expenses and other liabilities ............................................                          59,711
                                                                                                                      ------------
               Total liabilities .................................................................                          87,267
                                                                                                                      ------------
==================================================================================================================================
Net Assets:    Net assets ........................................................................                    $ 79,202,852
                                                                                                                      ============
==================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ...                    $        305
Consist of:    Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ...                             613
               Paid-in capital in excess of par ..................................................                      82,820,445
               Accumulated investment loss--net ..................................................    $     (2,980)
               Accumulated realized capital losses on investments and foreign currency
               transactions from the Series--net .................................................      (5,564,479)
               Unrealized appreciation on investments and foreign currency
               transactions from the Series--net .................................................       1,948,948
                                                                                                      ------------
               Total accumulated losses--net .....................................................                      (3,618,511)
                                                                                                                      ------------
               Net assets ........................................................................                    $ 79,202,852
                                                                                                                      ============
==================================================================================================================================
Net Asset      Class A--Based on net assets of $26,366,766 and 3,051,498 shares outstanding ......                    $       8.64
Value:                                                                                                                ============
               Class D--Based on net assets of $52,836,086 and 6,132,895 shares outstanding ......                    $       8.62
                                                                                                                      ============
==================================================================================================================================

               See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND            For the Year Ended December 31, 2001
=======================================================================================================================
Investment Income     Net investment income allocated from the GDP Series:
From the GDP Series      Dividends (net of $156,483 foreign withholding tax) .........    $  1,187,880
And the Series--Net:     Interest ....................................................         104,684
                         Securities lending--net .....................................          49,077
                         Expenses ....................................................        (193,180)    $  1,148,461
                                                                                          ------------
                      Net investment income allocated from the Series:
                         Dividends (net of $1,127 foreign withholding tax) ...........           9,349
                         Interest ....................................................           2,084
                         Securities lending--net .....................................             132
                         Expenses (net of $2,311 expense reimbursement) ..............          (2,857)           8,708
                                                                                          ------------     ------------
                      Net investment income from the GDP Series and the Series .......                     $  1,157,169
                                                                                                           ------------
=======================================================================================================================
Expenses:             Administration fee .............................................         262,522
                      Account maintenance fee--Class D ...............................         115,613
                      Transfer agent fees ............................................          44,075
                      Printing and shareholder reports ...............................          41,075
                      Professional fees ..............................................          37,451
                      Registration fees ..............................................          30,472
                      Directors' fees and expenses ...................................           1,477
                      Accounting services ............................................             142
                      Other ..........................................................           5,943
                                                                                          ------------
                      Total expenses before reimbursement ............................         538,770
                      Reimbursement of expenses ......................................        (124,565)
                                                                                          ------------
                      Total expenses after reimbursement .............................                          414,205
                                                                                                           ------------
                      Investment income--net .........................................                          742,964
                                                                                                           ------------
=======================================================================================================================
Realized &            Realized loss from the GDP Series on:
Unrealized Loss          Investments--net ............................................    $ (3,319,557)
From the GDP             Foreign currency transactions--net ..........................         121,310
Series and the        Realized gain (loss) from the Series on:
Series--Net:             Investments--net ............................................          13,562
                         Foreign currency transactions--net ..........................         (24,308)      (3,208,993)
                                                                                          ------------
                      Change in unrealized appreciation/depreciation on investments
                      and foreign currency transactions from the GDP Series--net .....     (19,409,674)
                      Change in unrealized appreciation/depreciation on investments
                      and foreign currency transactions from the Series--net .........       2,009,326      (17,400,348)
                                                                                          ------------     ------------
                      Net Decrease in Net Assets Resulting from Operations ...........                     $(19,866,377)
                                                                                                           ============
=======================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

                       Merrill Lynch International Index Fund, December 31, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          For the Year
MERRILL LYNCH                                                                                          Ended December 31,
INTERNATIONAL                                                                                   ------------------------------
INDEX FUND          Increase (Decrease) in Net Assets:                                              2001              2000
==============================================================================================================================
Operations:         Investment income--net .................................................    $    742,964     $     963,934
                    Realized gain (loss) on investments and foreign currency transactions
                    from the GDP Series and the Series--net ................................      (3,208,993)        4,437,160
                    Change in unrealized appreciation/depreciation on investments and
                    foreign currency transactions from the GDP Series and the Series--net ..     (17,400,348)      (26,419,046)
                                                                                                ------------     -------------
                    Net decrease in net assets resulting from operations ...................     (19,866,377)      (21,017,952)
                                                                                                ------------     -------------
==============================================================================================================================
Dividends &         Investment income--net:
Distributions to       Class A .............................................................        (315,238)          (81,143)
Shareholders:          Class D .............................................................        (494,767)          (79,219)
                    Realized gain on investments from the GDP Series--net:
                       Class A .............................................................        (217,264)       (1,968,799)
                       Class D .............................................................        (281,747)       (1,933,916)
                    In excess of realized gain on investments from the GDP Series--net:
                       Class A .............................................................              --        (2,026,432)
                       Class D .............................................................              --        (1,990,526)
                                                                                                ------------     -------------
                    Net decrease in net assets resulting from dividends and distributions
                    to shareholders ........................................................      (1,309,016)       (8,080,035)
                                                                                                ------------     -------------
==============================================================================================================================
Capital Share       Net increase (decrease) in net assets derived from capital share
Transactions:       transactions ...........................................................      16,367,869       (21,799,096)
                                                                                                ------------     -------------
==============================================================================================================================
Net Assets:         Total decrease in net assets ...........................................      (4,807,524)      (50,897,083)
                    Beginning of year ......................................................      84,010,376       134,907,459
                                                                                                ------------     -------------
                    End of year* ...........................................................    $ 79,202,852     $  84,010,376
                                                                                                ============     =============
==============================================================================================================================
                   *Accumulated investment loss--net .......................................    $     (2,980)    $    (380,909)
                                                                                                ============     =============
==============================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                  Class A
                                                                        ----------------------------------------------------------
                    The following per share data and ratios                                                             For the
                    have been derived from information provided                     For the Year Ended                  Period
MERRILL LYNCH       in the financial statements.                                       December 31,                 April 9, 1997+
INTERNATIONAL                                                           -----------------------------------------     to Dec. 31,
INDEX FUND          Increase (Decrease) in Net Asset Value:               2001       2000       1999       1998          1997
==================================================================================================================================
Per Share           Net asset value, beginning of period .............. $  11.36   $  15.13   $  12.04   $  10.56      $  10.00
Operating                                                               --------   --------   --------   --------      --------
Performance:        Investment income--net ............................      .12@       .14@       .13@       .15@          .10
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions from the GDP
                    Series and the Series--net ........................    (2.67)     (2.82)      3.59       2.52           .75
                                                                        --------   --------   --------   --------      --------
                    Total from investment operations ..................    (2.55)     (2.68)      3.72       2.67           .85
                                                                        --------   --------   --------   --------      --------
                    Less dividends and distributions:
                       Investment income--net .........................     (.10)      (.02)      (.09)      (.12)         (.12)
                       In excess of investment income--net ............       --         --         --       (.04)         (.02)
                       Realized gain on investments from the GDP
                       Series--net ....................................     (.07)      (.53)      (.54)     (1.03)         (.15)
                       In excess of realized gain on investments from
                       the GDP Series--net ............................       --       (.54)        --         --            --
                                                                        --------   --------   --------   --------      --------
                    Total dividends and distributions .................     (.17)     (1.09)      (.63)     (1.19)         (.29)
                                                                        --------   --------   --------   --------      --------
                    Net asset value, end of period .................... $   8.64   $  11.36   $  15.13   $  12.04      $  10.56
                                                                        ========   ========   ========   ========      ========
==================================================================================================================================
Total Investment    Based on net asset value per share ................  (22.45%)   (17.80%)    31.29%     25.65%         8.45%@@
Return:                                                                 ========   ========   ========   ========      ========
==================================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ..................     .64%       .65%       .64%       .64%          .86%*
Net Assets:                                                             ========   ========   ========   ========      ========
                    Expenses++ ........................................     .81%       .71%       .69%       .76%         1.10%*
                                                                        ========   ========   ========   ========      ========
                    Investment income--net ............................    1.18%      1.02%      1.05%      1.26%         1.64%*
                                                                        ========   ========   ========   ========      ========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .......... $ 26,367   $ 37,387   $104,427   $118,692      $115,190
Data:                                                                   ========   ========   ========   ========      ========
==================================================================================================================================

                                                                                                  Class D
                                                                        ----------------------------------------------------------
                    The following per share data and ratios                                                             For the
                    have been derived from information provided                     For the Year Ended                  Period
MERRILL LYNCH       in the financial statements.                                       December 31,                 April 9, 1997+
INTERNATIONAL                                                           -----------------------------------------     to Dec. 31,
INDEX FUND          Increase (Decrease) in Net Asset Value:               2001       2000       1999       1998          1997
==================================================================================================================================
Per Share           Net asset value, beginning of period .............. $  11.33   $  15.13   $  12.05   $  10.56      $  10.00
Operating                                                               --------   --------   --------   --------      --------
Performance:        Investment income--net ............................      .08@       .09@       .08@       .13@          .15
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions from the GDP
                    Series and the Series--net ........................    (2.64)     (2.80)      3.61       2.51           .67
                                                                        --------   --------   --------   --------      --------
                    Total from investment operations ..................    (2.56)     (2.71)      3.69       2.64           .82
                                                                        --------   --------   --------   --------      --------
                    Less dividends and distributions:
                       Investment income--net .........................     (.08)      (.02)      (.07)      (.09)         (.10)
                       In excess of investment income--net ............       --         --         --       (.03)         (.01)
                       Realized gain on investments from the GDP
                       Series--net ....................................     (.07)      (.53)      (.54)     (1.03)         (.15)
                       In excess of realized gain on investments from
                       the GDP Series--net ............................       --       (.54)        --         --            --
                                                                        --------   --------   --------   --------      --------
                    Total dividends and distributions .................     (.15)     (1.09)      (.61)     (1.15)         (.26)
                                                                        --------   --------   --------   --------      --------
                    Net asset value, end of period .................... $   8.62   $  11.33   $  15.13   $  12.05      $  10.56
                                                                        ========   ========   ========   ========      ========
==================================================================================================================================
Total Investment    Based on net asset value per share ................  (22.60%)   (18.00%)    30.95%     25.40%         8.22%@@
Return:                                                                 ========   ========   ========   ========      ========
==================================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ..................     .89%       .89%       .89%       .89%         1.11%*
Net Assets:                                                             ========   ========   ========   ========      ========
                    Expenses++ ........................................    1.05%       .96%       .95%      1.02%         1.35%*
                                                                        ========   ========   ========   ========      ========
                    Investment income--net ............................     .82%       .67%       .65%      1.14%         1.67%*
                                                                        ========   ========   ========   ========      ========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .......... $ 52,836   $ 46,623   $ 30,480   $ 14,802      $ 20,536
Data:                                                                   ========   ========   ========   ========      ========
==================================================================================================================================

 *    Annualized.
 +    Commencement of operations.
++    Includes the Fund's share of the GDP Series' and Series' allocated expenses.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


                                     8 & 9

                       Merrill Lynch International Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International (Capitalization Weighted) Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. During the fiscal year, the Fund's Board of Directors approved a change of the Fund's investment objective. The Fund's objective had been to seek to provide investment results that, before expenses, replicate the total return of a version of the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index that weights securities based on the gross domestic product of the issuer's country of domicile. The Fund's investment objective was changed seeking to provide investment results that, before expenses, replicate the total return of the standard version of the EAFE Index, which weights securities based on relative market capitalization. The change in investment objective became effective December 14, 2001 (the "Effective Date"). As a result of the change of investment objective, on the Effective Date the Fund redeemed its entire interest in Master International (GDP Weighted) Index Series of Quantitative Master Series Trust (the "GDP Series") for a combination of cash and securities and contributed the redemption proceeds to the Series. Both the GDP Series and the Series are advised by Fund Asset Management, L.P. ("FAM") and have the same Directors as the Fund. Separately, Merrill Lynch International Index Trust, a collective trust maintained by Merrill Lynch Trust Company, an affiliate of FAM, also changed its investment objective and, on the Effective Date, redeemed its entire interest in the GDP Series for cash and contributed the redemption proceeds to the Series. As a consequence of the two transactions on the Effective Date, substantially all of the assets of the GDP Series were redeemed and contributed to the Series, which resulted, in effect, in a combination of the assets of the two Series. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2001 was 40.5%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income and distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $270,351 have been reclassified between accumulated net realized capital losses and accumulated net investment loss and $174,619 has been reclassified between paid-in capital in excess of par and accumulated net investment loss. Additionally, certain prior year amounts have been reclassified for consistent financial statement presentation. Certain current year amounts ($936,711 increase to paid-in capital in excess of par and a corresponding decrease to the Fund's share of net unrealized appreciation on investments from the Series) are classified to reflect the liquidation of certain partners' investments in the Series. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2001, FAM earned fees of $262,522, of which $124,565 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the GDP Series and Series for the year ended December 31, 2001 were $26,467,394 and $12,039,540, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $16,367,869 and $(21,799,096) for the years ended December 31, 2001 and December 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2001                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................         1,248,549         $ 12,186,944
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            53,445              495,962
                                                ----------         ------------
Total issued ...........................         1,301,994           12,682,906
Shares redeemed ........................        (1,542,434)         (14,951,099)
                                                ----------         ------------
Net decrease ...........................          (240,440)        $ (2,268,193)
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2000                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................         4,381,300         $ 62,298,425
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................           334,826            3,830,413
                                                ----------         ------------
Total issued ...........................         4,716,126           66,128,838
Shares redeemed ........................        (8,327,579)        (116,020,925)
                                                ----------         ------------
Net decrease ...........................        (3,611,453)        $(49,892,087)
                                                ==========         ============
--------------------------------------------------------------------------------


                                    10 & 11

                       Merrill Lynch International Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH INTERNATIONAL INDEX FUND

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2001                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................         3,034,565         $ 29,214,905
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            81,043              740,547
                                                ----------         ------------
Total issued ...........................         3,115,608           29,955,452
Shares redeemed ........................        (1,098,794)         (11,319,390)
                                                ----------         ------------
Net increase ...........................         2,016,814         $ 18,636,062
                                                ==========         ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2000                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................         3,129,768         $ 42,919,445
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................           309,675            3,533,383
                                                ----------         ------------
Total issued ...........................         3,439,443           46,452,828
Shares redeemed ........................        (1,338,493)         (18,359,837)
                                                ----------         ------------
Net increase ...........................         2,100,950         $ 28,092,991
                                                ==========         ============
--------------------------------------------------------------------------------

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

--------------------------------------------------------------------------------
                                                    12/31/2001        12/31/2000
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..........................        $  810,005        $  908,468
  Net long-term capital gains ..............           499,011         7,171,567
                                                    ----------        ----------
Total taxable distributions ................        $1,309,016        $8,080,035
                                                    ==========        ==========
--------------------------------------------------------------------------------

As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net ......................         $        --
Undistributed long-term capital gains--net ..............                  --
Total undistributed earnings--net .......................                  --
                                                                  -----------
Capital loss carryforward ...............................             (16,747)*
Unrealized losses--net ..................................          (3,601,764)**
                                                                  -----------
Total accumulated losses--net ...........................         $(3,618,511)
                                                                  ===========
--------------------------------------------------------------------------------
 * On December 31, 2001, the Fund had a net capital loss carryforward of approximately $16,747, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the deferral of post-October capital losses for tax purposes.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch International Index Fund
(One of the series constituting Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Index Fund as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 15, 2002


                                    12 & 13

                       Merrill Lynch International Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                 Master International (Capitalization Weighted) Index Series
                 ============================================================================================================
                                                                                   Shares
COUNTRY          Investments                                                        Held                              Value
=============================================================================================================================
Australia        AMP Diversified Property Trust                                     32,247                         $   42,589
                 AMP Limited                                                        41,077                            387,744
                 Amcor Limited                                                       5,767                             21,108
                 Australia and New Zealand Banking
                    Group Ltd.                                                      50,885                            463,889
                 Australian Gas Light Company Limited                               18,481                             85,929
                 BHP Billiton Limited                                              125,456                            674,320
                 Boral Limited                                                      18,848                             31,743
                 Brambles Industries Limited                                        42,362                            225,525
                 CSL Limited                                                         3,407                             89,801
                 CSR Limited                                                        36,728                            127,659
                 Coca-Cola Amatil Limited                                           15,008                             45,950
                 Cochlear Limited                                                      993                             23,128
                 Coles Myer Limited                                                 28,739                            123,577
                 Commonwealth Bank of Australia                                     42,569                            652,425
                 Computershare Limited                                              11,639                             31,458
                 Foster's Brewing Group Limited                                     88,595                            220,410
                 General Property Trust                                             27,854                             40,351
                 James Hardie Industries NV                                          8,663                             26,577
                 Lend Lease Corporation Limited                                     18,199                            121,575
                 M.I.M. Holdings Limited                                             6,087                              3,552
                 Macquarie Bank Limited                                              6,042                            115,835
                 Macquarie Infrastructure Group                                     20,980                             37,589
                 Mayne Nickless Limited                                             33,090                            116,539
                 National Australia Bank Limited                                    52,262                            852,348
                 The News Corporation Limited                                       48,029                            384,083
                 The News Corporation Limited
                    (Convertible Preferred) (ADR) (b)                                  760                             20,110
                 The News Corporation Limited (Preferred)                           44,406                            296,645
                 Normandy Mining Limited                                            56,654                             52,492
                 OneSteel Limited                                                   22,856                             12,917
                 Orica Limited                                                       5,647                             20,842
                 Origin Energy Limited                                               1,328                              1,918
                 Pacific Dunlop Limited                                             36,723                             19,362
                 Paperlinx Limited                                                     377                                940
                 QBE Insurance Group Limited                                        11,699                             45,993
                 Rio Tinto Limited                                                  12,124                            230,911
                 Santos Limited                                                     24,800                             78,710
                 Southcorp Limited                                                   8,843                             34,177
                 Suncorp-Metway Limited                                              1,494                             10,730
                 TABCORP Holdings Limited                                           13,779                             69,406
                 Telstra Corporation Limited                                        90,275                            251,392
                 WMC Limited                                                        47,353                            232,049
                 Wesfarmers Limited                                                 10,574                            167,739
                 Westfield Holdings Limited                                          4,962                             42,810
                 Westfield Trust                                                    93,234                            165,324
                 Westfield Trust (New) (a)                                           2,880                              5,013
                 Westpac Banking Corporation Limited                                61,952                            499,642
                 Woodside Petroleum Limited                                          6,460                             44,282
                 Woolworths Limited                                                 43,677                            251,307
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Australia (Cost--$7,264,149)--3.8%                                            7,500,415
=============================================================================================================================
Austria          BWT AG                                                              1,110                             24,214
                 Boehler-Uddeholm AG                                                   390                             15,620
                 Flughafen Wien AG                                                   1,446                             38,626
                 Mayr-Melnhof Karton AG                                                911                             43,121
                 OMV AG                                                                329                             27,572
                 Oesterreichische Elektrizitaetswirtschafts-AG
                    "Verbund" 'A'                                                       47                              3,515
                 RHI AG                                                                 53                                345
                 Telekom Austria AG (a)                                              1,297                             10,752
                 VA Technologie AG                                                     458                             10,069
                 Wienerberger Baustoffindustrie AG                                     122                              1,711
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Austria (Cost--$210,757)--0.1%                                                  175,545
=============================================================================================================================
Belgium          Agfa Gevaert NV                                                     3,823                             51,707
                 Barco NV (New Shares)                                                 520                             18,243
                 Bekaert NV                                                          1,022                             39,375
                 Colruyt NV                                                          1,048                             45,724
                 Compagnie Maritime Belge SA (CMB)                                     628                             28,769
                 D'leteren SA                                                          222                             36,569
                 Delhaize "Le Lion" SA                                                 779                             40,542
                 Delhaize "Le Lion" SA (ADR) (b)                                       950                             48,450
                 Dexia                                                              16,498                            237,240
                 Electrabel SA                                                         622                            129,596
                 Fortis                                                             32,583                            845,697
                 Groupe Bruxelles Lambert SA                                         2,091                            109,941
                 Interbrew                                                           2,267                             62,070
                 KBC Bancassurance Holding                                           1,599                             53,675
                 Solvay SA                                                           1,416                             85,294
                 Suez Lyonnaise des Eaux SA (a)                                      4,785                                 43
                 UCB SA                                                              1,647                             66,681
                 Union Miniere SA                                                    1,057                             41,646
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Belgium (Cost--$1,980,366)--1.0%                                              1,941,262
=============================================================================================================================
Canada           Celestica Inc. (a)                                                    665                             26,859
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Canada (Cost--$27,527)--0.0%                                                     26,859
=============================================================================================================================
Denmark          A/S Dampskibsselskabet Svendborg 'B'                                   11                            100,115
                 A/S Det Ostasiatiske Kompagni (a)                                     555                             12,429
                 Bang & Olufsen Holding A/S 'B'                                        464                             10,835
                 Carlsberg A/S 'B'                                                     285                             11,911
                 Coloplast A/S 'B'                                                      93                              6,125
                 D/S 1912 'B'                                                            7                             47,782
                 Danisco A/S                                                         2,482                             88,872
                 Danske Bank                                                        16,102                            258,391
                 FLS Industries A/S 'B'                                              1,417                             11,963
                 Falck A/S                                                             533                             59,680
                 H. Lundbeck A/S                                                       502                             12,925
                 ISS A/S (a)                                                           527                             25,939
                 NKT Holding A/S                                                       820                             10,556
                 Navision Software A/S                                               1,142                             30,634
                 Novo Nordisk A/S 'B'                                                8,645                            353,548
                 Novozymes A/S 'B' (a)                                               2,267                             45,745
                 TDC A/S                                                             3,976                            141,653
                 Topdanmark A/S (a)                                                    907                             21,180
                 Vestas Wind Systems A/S                                             1,906                             52,042
                 William Demant A/S (a)                                              1,530                             39,760
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Denmark (Cost--$1,337,010)--0.7%                                              1,342,085
=============================================================================================================================
Finland          Instrumentarium Corporation                                            51                              2,134
                 Kone Corporation 'B'                                                   67                              4,952
                 Metso Oyj                                                           4,366                             45,872
                 Nokia Oyj 'A' (ADR) (b)                                             1,270                             31,153
                 Nokia Oyj (Series A)                                              142,349                          3,670,609
                 Outokumpu Oyj                                                         327                              3,450
                 Pohjola Group Insurance Corporation 'B'                             2,198                             38,848
                 Rautaruukki Oyj                                                     3,289                             12,007
                 Sampo Insurance Company Ltd. 'A' (a)                               11,884                             93,117
                 Sonera Oyj                                                         23,905                            121,112
                 Stora Enso Oyj 'R'                                                 19,524                            249,984
                 Tietoenator Oyj                                                     3,005                             79,601
                 UPM-Kymmene Oyj                                                     9,475                            314,261
                 Wartsila Oyj 'B'                                                      154                              2,852
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Finland (Cost--$4,365,377)--2.4%                                              4,669,952
=============================================================================================================================
France           Accor SA                                                            7,711                            280,334
                 Air Liquide                                                         2,963                            415,261
                 Alcatel                                                            30,425                            520,136
                 Alstom                                                             10,323                            114,803
                 Altran Technologies SA                                              2,895                            130,819
                 Aventis SA                                                         19,595                          1,391,429
                 Axa                                                                38,758                            809,952
                 BNP Paribas SA                                                     11,415                          1,021,474
                 Bouygues SA                                                         4,033                            132,148
                 Business Objects SA (a)                                               493                             16,483
                 Cap Gemini SA                                                       3,388                            244,652
                 Carrefour SA                                                       14,566                            757,423
                 Casino Guichard Perrach (Warrants) (d)                                133                                562
                 Casino Guichard Perrach (Warrants) (d)                                133                                436
                 Castorama Dubois Investissement SA                                    845                             43,526
                 Club Mediterranee SA                                                  143                              5,220
                 Compagnie Francaise d'Etudes et de
                    Construction (Technip SA)                                          838                            111,923
                 Compagnie Generale des Etablissements
                    Michelin 'B'                                                     3,065                            101,112
                 Compagnie de Saint Gobain                                           1,779                            268,492
                 Dassault Systemes SA                                                1,856                             89,239
                 Essilor International SA                                            2,316                             70,010
                 Etablissements Economiques du Casino
                    Guichard-Perrachon SA                                            1,499                            115,653
                 European Aeronautic Defence and
                    Space Company                                                    3,922                             47,633
                 France Telecom SA                                                   9,281                            371,045
                 Groupe Danone                                                       4,443                            541,978
                 Imetal SA                                                             298                             28,604
                 L'Oreal SA                                                          9,612                            692,385
                 LVMH (Louis Vuitton Moet Hennessy)                                  6,711                            273,079
                 Lafarge SA (Ordinary)                                               4,662                            435,445
                 Lagardere S.C.A.                                                    3,917                            163,922
                 PSA Peugeot Citroen                                                 6,007                            255,397
                 Pechiney SA 'A'                                                     1,951                            100,582


                                    14 & 15

                       Merrill Lynch International Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master International (Capitalization Weighted) Index Series (continued)
                 ============================================================================================================
                                                                                   Shares
COUNTRY          Investments                                                        Held                             Value
=============================================================================================================================
France           Pernod Ricard                                                       1,744                        $   135,099
(concluded)      Pinault-Printemps-Redoute SA                                        2,485                            319,948
                 Publicis SA                                                         3,608                             95,574
                 Renault SA                                                          2,195                             77,415
                 STMicroelectronics NV                                              13,666                            438,664
                 Sagem SA (New Shares)                                                 550                             33,668
                 Sanofi-Synthelabo SA                                               12,118                            904,191
                 Schneider SA                                                        5,791                            278,441
                 Societe BIC SA                                                      1,954                             66,740
                 Societe Generale 'A'                                               10,304                            576,629
                 Societe Generale d'Entreprises SA                                   1,995                            116,973
                 Societe Television Francaise 1                                      5,565                            140,675
                 Sodexho Alliance SA                                                 3,743                            160,006
                 Suez SA                                                            22,434                            679,158
                 Thomson CSF                                                         2,778                             95,849
                 Thomson Multimedia (a)                                              4,438                            136,330
                 TotalFinaElf SA                                                    19,302                          2,756,715
                 TotalFinaElf SA 'B' (a)                                               939                            134,610
                 TotalFinaElf SA 'STRIP'                                             4,140                                 37
                 Unibail (Union du Credit-Bail Immobilier)                             113                              5,740
                 Usinor SA                                                          10,996                            137,561
                 Valeo SA                                                            2,798                            111,612
                 Vivendi Universal SA                                               19,104                          1,046,127
                 Vivendi Universal SA (ADR) (b)                                      6,053                            325,591
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in France (Cost--$16,610,960)--9.4%                                             18,324,510
=============================================================================================================================
Germany          Adidas-Salomon AG                                                   1,886                            141,565
                 Allianz AG (Registered Shares)                                      4,165                            986,465
                 Altana AG                                                             831                             41,436
                 BASF AG                                                            18,381                            683,299
                 Bayer AG                                                           19,063                            607,658
                 Bayerische Hypo- und Vereinsbank AG                                 9,320                            284,805
                 Beiersdorf AG                                                       1,195                            135,664
                 Buderus AG                                                          2,231                             61,382
                 Continental AG                                                      4,191                             55,415
                 DaimlerChrysler AG                                                 24,360                          1,048,718
                 Deutsche Bank AG (Registered Shares)                               16,115                          1,139,294
                 Deutsche Lufthansa AG (Registered Shares)                          10,308                            136,113
                 Deutsche Post AG (Registered)                                       5,958                             79,522
                 Deutsche Telekom AG (Registered Shares)                            54,538                            937,220
                 Douglas Holding AG                                                  1,160                             32,019
                 E.On AG                                                            17,162                            889,051
                 Epcos AG                                                            2,386                            117,909
                 Fresenius Medical Care AG                                           1,972                            122,033
                 Gehe AG                                                             1,418                             54,923
                 Heidelberger Zement AG                                                 35                              1,683
                 Heidelberger Zement AG                                              1,174                             56,448
                 Heidelberger Zement AG (a)                                          1,292                                 12
                 Hugo Boss AG (Preferred)                                            1,830                             39,009
                 Infineon Technologies AG (a)                                        7,481                            156,535
                 Kamps AG                                                            2,821                             22,606
                 Karstadt AG                                                         1,640                             64,835
                 Linde AG                                                            1,848                             74,868
                 MAN AG                                                              3,990                             84,377
                 Marschollek, Lautenschlaeger und
                    Partner AG                                                         961                             70,003
                 Merck KGaA                                                          2,378                             87,850
                 Metro AG                                                            2,669                             94,703
                 Muenchener Rueckversicherungs-
                    Gesellschaft AG (Registered Shares)                              2,673                            725,793
                 Porsche AG (Preferred)                                                398                            151,284
                 Preussag AG                                                         4,174                            102,576
                 ProSieben Sat.1 Media AG (Preferred)                                4,900                             25,087
                 QIAGEN NV (a)                                                       4,938                             92,333
                 RWE AG                                                             11,765                            442,068
                 RWE AG (Preferred)                                                  2,033                             56,568
                 SAP AG (Systeme, Anwendungen, Produkte
                    in der Datenverarbeitung)                                        6,439                            838,780
                 SGL Carbon AG (a)                                                     974                             19,556
                 Schering AG                                                         6,792                            360,437
                 Siemens AG                                                         24,686                          1,634,244
                 Siemens AG (ADR) (b)                                                  860                             56,313
                 Thyssen Krupp AG                                                   10,239                            149,424
                 Volkswagen AG                                                       8,073                            377,380
                 Volkswagen AG (Preferred)                                           2,741                             85,054
                 WCM Beteiligungs- und Grundbesitz AG (a)                            4,602                             49,991
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Germany (Cost--$13,416,056)--6.9%                                            13,474,308
=============================================================================================================================
Greece           Alpha Credit Bank                                                   7,965                            141,983
                 Bank of Piraeus                                                     1,959                             17,408
                 Commercial Bank of Greece                                           1,938                             64,020
                 EFG Eurobank Ergasias                                               4,179                             58,122
                 Hellenic Bottling Co.                                               3,612                             52,101
                 Hellenic Telecommunications
                    Organization SA (OTE)                                            8,228                            134,070
                 Intracom SA                                                         1,815                             23,271
                 National Bank of Greece SA                                          3,698                             87,981
                 Panafon Hellenic Telecom Co.                                        4,650                             24,014
                 Titan Cement Company                                                1,341                             47,713
                 Viohalco, Hellenic Copper and
                    Aluminum Industry SA                                             4,057                             33,089
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Greece (Cost--$672,719)--0.4%                                                   683,772
=============================================================================================================================
Hong Kong        ASM Pacific Technology Limited                                      5,004                              9,850
                 Bank of East Asia, Ltd.                                            34,339                             73,981
                 CLP Holdings Limited                                               47,600                            181,600
                 Cathay Pacific Airways                                             51,263                             65,739
                 Cheung Kong (Holdings) Ltd.                                        53,000                            550,533
                 Hang Seng Bank Limited                                             24,553                            269,998
                 Henderson Land Development
                    Company Limited                                                 28,491                            129,706
                 Hong Kong and China Gas Company Ltd.                               92,946                            114,426
                 Hong Kong Exchanges & Clearing Ltd.                                38,000                             57,746
                 Hongkong Electric Holdings Limited                                 57,000                            211,980
                 Hutchison Whampoa Limited                                          64,989                            629,230
                 Johnson Electric Holdings Limited                                  52,828                             55,552
                 Li & Fung Limited                                                  56,719                             63,644
                 New World Development Company Ltd.                                 55,017                             47,976
                 Pacific Century CyberWorks Limited (a)                            170,979                             47,142
                 QPL International Holdings Limited
                    (Warrants) (d)                                                     600                                 31
                 Shangri-La Asia Limited                                            24,350                             19,048
                 Sino Land Company Limited                                          48,069                             19,109
                 South China Morning Post
                    Holdings Ltd.                                                   37,825                             23,768
                 Sun Hung Kai Properties Ltd.                                       39,896                            322,324
                 Swire Pacific Limited 'A'                                          27,609                            149,543
                 Television Broadcasts Ltd.                                          5,646                             24,472
                 Wharf (Holdings) Ltd.                                              36,107                             88,208
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Hong Kong (Cost--$3,366,926)--1.6%                                            3,155,606
=============================================================================================================================
Ireland          Allied Irish Banks PLC                                             23,761                            272,923
                 Bank of Ireland                                                    38,073                            360,359
                 CRH PLC                                                               936                             16,460
                 CRH PLC (a)                                                        14,989                            260,251
                 DCC PLC                                                             3,189                             33,648
                 Elan Corporation PLC (a)                                            3,779                            172,952
                 Elan Corporation PLC (ADR) (a)(b)                                   5,755                            259,320
                 Greencore Group PLC                                                16,409                             41,640
                 IONA Technologies PLC (a)                                             708                             14,657
                 Independent News & Media PLC                                       17,224                             32,206
                 Irish Life & Permanent PLC                                          4,071                             42,048
                 Jefferson Smurfit Group PLC                                        42,602                             91,797
                 Kerry Group PLC 'A'                                                 4,710                             58,084
                 Ryanair Holdings PLC (a)                                           27,680                            172,524
                 Waterford Wedgwood PLC                                             25,516                             20,675
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Ireland (Cost--$1,814,482)--1.0%                                              1,849,544
=============================================================================================================================


                                    16 & 17

                       Merrill Lynch International Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master International (Capitalization Weighted) Index Series (continued)
                 ============================================================================================================
                                                                                   Shares
COUNTRY          Investments                                                        Held                             Value
=============================================================================================================================
Italy            Alitalia SpA (a)                                                   27,791                         $   24,795
                 Alleanza Assicurazioni                                             14,139                            155,479
                 Assicurazioni Generali                                             28,600                            794,522
                 Autogrill SpA                                                       4,473                             41,461
                 Autostrade--Concessioni e Costruzioni
                    Autostrade SpA                                                  33,706                            234,092
                 Banca di Roma SpA                                                  37,149                             73,597
                 Banca Fideuram SpA                                                  1,700                             13,608
                 Banca Intesa SpA                                                   13,658                             24,444
                 Banca Nazionale del Lavoro (Ordinary)                              80,028                            162,110
                 Banca Popolare di Milano (BPM)                                     13,422                             46,848
                 Benetton Group SpA                                                  5,296                             59,982
                 Bipop-Carire SpA                                                   48,440                             80,224
                 Bulgari SpA                                                         4,032                             31,306
                 ENI SpA                                                            78,156                            979,829
                 ENI SpA (ADR) (b)                                                   1,875                            116,175
                 Enel SpA                                                           56,584                            318,920
                 Fiat SpA                                                            5,111                             82,006
                 Fiat SpA (Preferred)                                                4,334                             47,852
                 Fiat SpA (RNC)                                                      3,627                             37,333
                 Gruppo Editoriale L'Espresso SpA                                   15,754                             47,132
                 Intesa BCI SpA                                                     99,573                            249,134
                 Italcementi SpA                                                     5,565                             43,605
                 Italgas SpA                                                        12,752                            119,675
                 La Rinascente SpA                                                   5,245                             18,260
                 Luxottica Group SpA                                                 1,083                             17,772
                 Mediaset SpA                                                       12,958                             94,725
                 Mediobanca SpA                                                     17,332                            194,140
                 Mediolanum SpA                                                     10,572                             95,263
                 Mondadori (Arnoldo) Editore SpA                                     5,198                             32,861
                 Parmalat Finanziaria SpA                                           22,512                             60,735
                 Pirelli SpA                                                        48,874                             85,729
                 Riunione Adriatica di Sicurta SpA                                  12,811                            150,913
                 San Paolo-IMI SpA                                                  29,780                            319,519
                 Seat Pagine Gialle SpA (a)                                            460                                371
                 Snia SpA                                                           26,845                             36,093
                 Telecom Italia Mobile (TIM) SpA                                   127,426                            711,395
                 Telecom Italia SpA                                                 66,482                            568,278
                 Telecom Italia SpA (Registered Shares)                             50,093                            267,617
                 Tiscali SpA (a)                                                     9,266                             83,990
                 Unicredito Italiano SpA                                            74,326                            298,471
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Italy (Cost--$6,619,313)--3.5%                                                6,820,261
=============================================================================================================================
Japan            The 77 Bank, Ltd.                                                  12,000                             53,014
                 Acom Co., Ltd.                                                      2,100                            153,022
                 Advantest Corporation                                               2,800                            158,523
                 Aiful Corporation                                                     650                             42,057
                 Ajinomoto Co., Inc.                                                18,000                            175,797
                 Alps Electric Co., Ltd. (a)                                         8,000                             54,326
                 Amada Co., Ltd.                                                     5,000                             19,838
                 Aoyamma Trading Co., Ltd.                                           2,800                             26,705
                 The Asahi Bank, Ltd.                                               44,000                             27,529
                 Asahi Breweries Limited                                            11,000                             98,955
                 Asahi Chemical Industry Co., Ltd.                                  43,000                            150,923
                 Asahi Glass Company, Limited                                       15,000                             88,700
                 Asatsu-Dk Inc.                                                        600                             11,720
                 Autobacs Seven Co., Ltd.                                            1,300                             30,253
                 The Bank of Fukuoka, Ltd.                                           5,000                             16,939
                 The Bank of Yokohama, Ltd.                                         26,000                             90,661
                 Benesse Corporation                                                 2,000                             51,885
                 Bridgestone Corp.                                                  24,000                            253,991
                 CSK Corporation                                                     2,800                             65,588
                 Canon, Inc.                                                        24,000                            825,881
                 Casio Computer Co., Ltd.                                           11,000                             47,673
                 Central Japan Railway Company                                          18                            116,466
                 The Chiba Bank, Ltd.                                                2,000                              6,531
                 Chubu Electric Power Company,
                    Incorporated                                                    21,800                            392,553
                 Chugai Pharmaceutical Co., Ltd.                                     9,000                            104,311
                 The Chuo Trust & Banking Co., Ltd.                                 22,000                             21,822
                 Citizen Watch Co.                                                  13,000                             64,772
                 Credit Saison Co., Ltd.                                             5,100                             99,229
                 Dai Nippon Printing Co., Ltd.                                      17,000                            169,922
                 Daicel Chemical Industries, Ltd.                                    3,000                              8,813
                 The Daiei, Inc. (a)                                                25,000                             14,116
                 Daiichi Pharmaceutical Co., Ltd.                                    8,000                            155,654
                 Daikin Industries, Ltd.                                             8,000                            125,439
                 The Daimaru, Inc.                                                   9,000                             36,190
                 Dainippon Ink and Chemicals, Inc.                                  30,000                             42,805
                 Dainippon Screen Mfg. Co., Ltd.                                     8,000                             25,149
                 Daito Trust Construction Co., Ltd.                                  2,000                             30,597
                 Daiwa Bank Holdings, Inc. (a)                                     108,000                             67,572
                 Daiwa House Industry Co., Ltd.                                     15,000                             85,610
                 Daiwa Securities Group Inc.                                        46,000                            241,828
                 Denki Kagaku Kogyo Kabushiki Kaisha                                 3,000                              6,959
                 Denso Corporation                                                  13,600                            180,143
                 East Japan Railway Company                                            100                            482,985
                 Ebara Corporation                                                  13,000                             78,361
                 Eisai Company, Ltd.                                                 6,000                            149,245
                 Fanuc Ltd.                                                          3,800                            161,788
                 Fast Retailing Co., Ltd.                                              500                             44,483
                 Fuji Machine Mfg. Co., Ltd.                                           600                              7,828
                 Fuji Photo Film                                                    14,000                            499,924
                 Fuji Soft ABC Incorporated                                            900                             35,846
                 Fuji Television Network, Incorporated                                  13                             52,472
                 Fujikura Ltd.                                                      16,000                             60,064
                 Fujisawa Pharmaceutical Co., Ltd.                                  10,000                            230,429
                 Fujitsu Limited                                                    56,000                            407,630
                 The Furukawa Electric Co., Ltd.                                    15,000                             79,658
                 The Gunma Bank Ltd.                                                13,000                             59,515
                 Hankyu Department Stores, Inc.                                      6,000                             36,075
                 Hirose Electric Co., Ltd.                                             900                             61,323
                 Hitachi Ltd.                                                       67,000                            490,768
                 The Hokuriku Bank, Ltd. (a)                                         5,000                              5,456
                 Honda Motor Co., Ltd.                                              19,400                            774,165
                 Hoya Corporation                                                    2,300                            137,410
                 ITOCHU Corporation                                                 35,000                             79,048
                 Isetan Company Ltd.                                                 8,000                             81,978
                 Ishihara Sangyo Kaisha, Ltd. (a)                                   11,000                             15,443
                 Ishikawajima-Harima Heavy
                    Industries Co., Ltd.                                            27,000                             42,027
                 Ito-Yokado Co., Ltd.                                               11,000                            496,872
                 JGC Corporation                                                     4,000                             29,513
                 JUSCO Co., Ltd.                                                     5,000                            112,925
                 Japan Airlines Company, Ltd. (JAL)                                 28,000                             67,084
                 Japan Energy Corp.                                                 47,000                             52,716
                 Japan Tobacco, Inc.                                                    13                             81,833
                 The Joyo Bank, Ltd.                                                23,000                             63,704
                 Kajima Corporation                                                 29,000                             78,773
                 Kaken Pharmaceutical Co., Ltd.                                      8,000                             43,583
                 Kanebo, Ltd. (a)                                                    7,000                             10,682
                 Kaneka Corporation                                                 13,000                             79,254
                 Kansai Electric Power Company, Inc.                                17,900                            256,358
                 Kao Corporation                                                    20,000                            415,840
                 Kawasaki Heavy Industries Ltd. (a)                                 61,000                             55,852
                 Kawasaki Kisen Kaisha, Ltd.                                         2,000                              2,671
                 Kawasaki Steel Corporation                                         91,000                             92,347
                 Keihin Electric Express Railway Co., Ltd.                          15,000                             56,768
                 Keio Electric Railway Co., Ltd.                                     2,000                              9,843
                 Keyence Corporation                                                 1,200                            199,512
                 Kinden Corporation                                                  9,000                             42,095
                 Kinki Nippon Railway Co., Ltd.                                     39,000                            124,981
                 Kirin Brewery Company, Ltd.                                        23,000                            164,436
                 Kokuyo Co., Ltd.                                                    5,000                             41,966
                 Komatsu Ltd.                                                       25,000                             89,463
                 Konami Co., Ltd.                                                    2,600                             77,171
                 Konica Corporation                                                  7,000                             41,180
                 Kubota Corporation                                                 39,000                            102,365
                 Kuraray Co., Ltd.                                                   8,000                             51,091
                 Kurita Water Industries Ltd.                                        3,000                             37,242
                 Kyocera Corporation                                                 4,100                            267,473
                 Kyowa Hakko Kogyo Co., Ltd.                                         7,000                             33,221
                 Kyushu Electric Power Company,
                    Incorporated                                                     7,100                            102,280
                 Mabuchi Motor Co., Ltd.                                               200                             16,481
                 Marubeni Corporation (a)                                           61,000                             36,769
                 Marui Co., Ltd.                                                     6,000                             70,960
                 Matsushita Communication
                    Industrial Co., Ltd.                                             1,400                             37,922
                 Matsushita Electric Industrial
                    Company, Ltd.                                                   54,000                            693,438
                 Matsushita Electric Works, Ltd.                                     4,000                             32,931
                 Meitec Corp.                                                          500                             12,208
                 Minebea Company Ltd.                                               17,000                             91,576
                 Mitsubishi Chemical Corporation                                    45,000                             95,796
                 Mitsubishi Corporation                                             24,000                            155,837
                 Mitsubishi Electric Corporation                                    49,000                            189,554
                 Mitsubishi Estate Company, Limited                                 35,000                            256,104
                 Mitsubishi Gas Chemical Company, Inc.                              18,000                             25,134
                 Mitsubishi Heavy Industries, Ltd.                                  60,000                            160,232
                 Mitsubishi Logistics Corp.                                          8,000                             56,646
                 Mitsubishi Materials Corporation                                   35,000                             47,803
                 Mitsubishi Tokyo Financial Group, Inc.                                116                            777,995
                 Mitsui & Co., Ltd.                                                 23,000                            113,894
                 Mitsui Chemicals Inc.                                               3,000                              9,614
                 Mitsui Engineering & Shipbuilding Co.,
                    Ltd. (a)                                                        15,000                             14,879
                 Mitsui Fudosan Co., Ltd.                                           27,000                            206,013
                 Mitsui Marine and Fire Insurance
                    Company, Ltd.                                                   38,000                            178,315
                 Mitsui Mining & Smelting Co., Ltd.                                 20,000                             65,619
                 Mitsukoshi, Ltd.                                                   16,000                             44,926
                 Mizuho Holdings, Inc.                                                 189                            385,037
                 Murata Manufacturing Co., Ltd.                                      6,400                            383,824
                 NEC Corporation                                                    49,000                            499,870
                 NGK Insulators, Ltd.                                               13,000                             96,315
                 NGK Spark Plug Co., Ltd.                                            9,000                             64,825
                 NSK Limited                                                        14,000                             48,283
                 NTN Corporation                                                     3,000                              4,853
                 NTT Data Corporation                                                   27                             96,002
                 NTT DoCoMo, Inc.                                                      104                          1,222,036


                                    18 & 19

                       Merrill Lynch International Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                 Master International (Capitalization Weighted) Index Series (continued)
                 ============================================================================================================
                                                                                   Shares
COUNTRY          Investments                                                        Held                             Value
=============================================================================================================================
Japan            Namco Ltd.                                                          3,100                        $    59,133
(concluded)      Nichirei Corporation                                                1,000                              2,220
                 Nidec Corporation                                                   1,800                             94,766
                 The Nikko Securities Co., Ltd.                                     50,000                            223,180
                 Nikon Corporation                                                  10,000                             76,988
                 Nintendo Company Ltd.                                               3,100                            542,843
                 Nippon COMSYS Corporation                                          12,000                             64,184
                 Nippon Express Co., Ltd.                                           24,000                             81,489
                 Nippon Meat Packers, Inc.                                          10,000                            106,058
                 Nippon Mitsubishi Oil Corp.                                        54,000                            206,013
                 Nippon Sheet Glass Company, Ltd.                                   13,000                             41,065
                 Nippon Steel Corporation                                          146,000                            210,545
                 Nippon Telegraph & Telephone
                    Corporation (NTT)                                                  112                            364,902
                 Nippon Unipac Holding                                                  22                             98,199
                 Nippon Yusen Kabushiki Kaisha                                      17,000                             51,236
                 Nissan Motor Co., Ltd.                                             69,000                            365,901
                 Nisshinbo Industries Inc.                                           1,000                              3,708
                 Nissin Food Products Co., Ltd.                                      2,800                             54,693
                 Nitto Denko Corporation                                             5,200                            120,220
                 The Nomura Securities Co., Ltd.                                    50,000                            640,928
                 Noritake Co., Ltd.                                                  8,000                             30,398
                 Obayashi Corporation                                               25,000                             70,960
                 Oji Paper Co., Ltd.                                                27,000                            107,333
                 Olympus Optical Co., Ltd.                                           7,000                            100,679
                 Omron Corporation                                                   8,000                            106,821
                 Onward Kashiyama Co., Ltd.                                          4,000                             38,395
                 Oracle Corporation Japan                                              400                             24,416
                 Oriental Land Co., Ltd                                              1,700                            116,870
                 Orix Corporation                                                    3,000                            268,732
                 Osaka Gas Co.                                                      54,000                            128,964
                 Pioneer Corporation                                                 6,800                            148,390
                 Promise Co., Ltd.                                                   2,200                            119,014
                 Ricoh Co., Ltd.                                                    21,000                            390,966
                 Rohm Company Ltd.                                                   3,000                            389,364
                 SMC Corporation                                                     2,100                            213,749
                 Sankyo Company, Ltd.                                               13,000                            222,684
                 Sanrio Company, Ltd.                                                  300                              2,369
                 Sanyo Electric Co., Ltd.                                           56,000                            264,490
                 Secom Co., Ltd.                                                     7,500                            376,545
                 Sega Enterprises Ltd. (a)                                           4,800                             95,773
                 Seino Transportation Co., Ltd.                                     13,000                             52,770
                 Seiyu, Ltd. (a)                                                     5,000                             10,415
                 Sekisui Chemical Co., Ltd.                                         25,000                             65,810
                 Sekisui House, Ltd.                                                12,000                             86,983
                 Seven-Eleven Japan Co., Ltd.                                       10,000                            364,718
                 Sharp Corporation                                                  31,000                            362,605
                 Shimamura Co., Ltd.                                                   600                             35,251
                 Shimano Inc.                                                        3,500                             39,791
                 Shimizu Corporation                                                16,000                             54,204
                 Shin-Etsu Chemical Co., Ltd.                                       12,600                            452,816
                 Shionogi & Co., Ltd.                                                8,000                            136,731
                 Shiseido Company, Limited                                          12,000                            110,881
                 The Shizuoka Bank, Ltd.                                            18,000                            136,243
                 Showa Denko K.K. (a)                                               39,000                             41,660
                 Showa Shell Sekiyu K.K.                                             5,000                             26,553
                 Skylark Co., Ltd.                                                   2,000                             33,572
                 Snow Brand Milk Products Co., Ltd. (a)                              1,000                              1,656
                 Softbank Corp.                                                      7,400                            119,701
                 Sony Corporation                                                   24,200                          1,106,043
                 The Sumitomo Bank, Ltd.                                            87,000                            368,419
                 Sumitomo Chemical Co., Ltd.                                        32,000                            108,653
                 Sumitomo Corporation                                               21,000                             96,299
                 Sumitomo Electric Industries                                        7,000                             48,871
                 Sumitomo Heavy Industries, Ltd. (a)                                30,000                             16,023
                 Sumitomo Metal Industries, Ltd. (a)                               107,000                             34,290
                 Sumitomo Metal Mining Co.                                          19,000                             63,353
                 Sumitomo Osaka Cement Co., Ltd.                                     2,000                              2,915
                 Sumitomo Realty & Development Co., Ltd.                            20,000                             91,561
                 The Sumitomo Trust and Banking Co., Ltd.                           16,000                             64,947
                 TDK Corporation                                                     4,400                            207,477
                 Taiheiyo Cement Corporation                                        10,000                             15,184
                 Taisei Corporation                                                 27,000                             58,508
                 Taisho Pharmaceutical Company, Ltd.                                 4,000                             62,872
                 Taiyo Yuden Co., Ltd.                                               6,000                             90,874
                 Takara Shuzo Co., Ltd.                                              8,000                             67,267
                 Takashimaya Co., Ltd.                                              13,000                             76,675
                 Takeda Chemical Industries, Ltd.                                   22,000                            995,422
                 Takefuji Corporation                                                2,120                            153,346
                 Takuma Co., Ltd.                                                    8,000                             54,753
                 Teijin Limited                                                     22,000                             84,435
                 Terumo Corporation                                                  7,600                             98,465
                 Tobu Railway Co., Ltd.                                              6,000                             15,794
                 Toda Corporation                                                    3,000                              8,240
                 Toho Co., Ltd.                                                        500                             54,097
                 Tohoku Electric Power Co., Inc.                                    13,400                            183,833
                 The Tokio Marine & Fire Insurance
                    Co. Ltd.                                                        43,000                            314,314
                 Tokyo Broadcasting System, Inc.                                     3,000                             45,552
                 Tokyo Electric Power                                               36,400                            774,882
                 Tokyo Electron Limited                                              5,300                            260,026
                 Tokyo Gas Co.                                                     103,000                            275,851
                 Tokyu Corporation                                                  33,000                             99,458
                 Toppan Printing Co., Ltd.                                          14,000                            129,147
                 Toray Industries, Inc.                                             37,000                             89,493
                 Toshiba Corporation                                               100,000                            343,354
                 Tosoh Corporation                                                   3,000                              5,837
                 Tostem Corporation                                                  9,000                            121,753
                 Toto Limited                                                       16,000                             76,301
                 Toyo Information Systems Co., Ltd.                                    400                              9,553
                 Toyo Seikan Kaisha, Ltd.                                            5,000                             63,864
                 Toyobo Co., Ltd.                                                    2,000                              2,503
                 Toyota Motor Corporation                                           64,600                          1,636,441
                 Trans Cosmos Inc.                                                     800                             20,815
                 Trend Micro Incorporated (a)                                        4,500                            106,440
                 UFJ Holdings, Inc.                                                     94                            207,279
                 Ube Industries, Ltd.                                               13,000                             12,796
                 Uni-Charm Corporation                                                 400                              8,362
                 Uny Co., Ltd.                                                       4,000                             40,653
                 Wacoal Corp.                                                        5,000                             39,829
                 West Japan Railway Company                                             48                            214,619
                 World Co., Ltd.                                                     1,600                             48,222
                 Yakult Honsha Co., Ltd.                                             2,000                             14,955
                 Yamada Denki                                                          200                             14,039
                 Yamaha Corporation                                                  6,000                             44,407
                 Yamanouchi Pharmaceutical Co., Ltd.                                12,000                            316,801
                 Yamato Transport Co., Ltd.                                         11,000                            207,310
                 Yamazaki Baking Co., Ltd.                                           7,000                             38,402
                 The Yasuda Fire & Marine Insurance
                    Co. Ltd.                                                        20,000                            114,451
                 Yokogawa Electric Corporation                                       8,000                             63,787
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Japan (Cost--$41,463,986)--18.8%                                             36,834,822
=============================================================================================================================
Netherlands      ABN AMRO Holding NV                                                42,260                            680,696
                 ASM Lithography Holding NV (a)                                     12,864                            223,584
                 Aegon NV                                                           25,618                            693,432
                 Akzo Nobel NV                                                       8,756                            390,987
                 Buhrmann NV                                                         5,973                             65,575
                 Elsevier NV                                                        15,979                            188,944
                 Getronics NV                                                       11,632                             37,700
                 Hagemeyer NV                                                        1,390                             25,991
                 Heineken NV                                                         6,000                            227,533
                 IHC Caland NV                                                         926                             43,287
                 ING Groep NV                                                       51,008                          1,300,758
                 KPN NV                                                             57,748                            293,601
                 Koninklijke Ahold NV                                               19,693                            573,032
                 Koninklijke Luchtvaart Maatschappij
                    NV (KLM) (a)                                                        91                              1,048
                 Koninklijke Numico NV                                               7,430                            173,198
                 Koninklijke (Royal) Philips
                    Electronics NV                                                  39,845                          1,184,255
                 Oce NV                                                                194                              1,947
                 Royal Dutch Petroleum Company                                      64,666                          3,276,223
                 TNT Post Group NV                                                  10,581                            228,938
                 Unilever NV 'A'                                                    16,128                            945,630
                 VNU NV                                                              8,142                            250,185
                 Vedior NV 'A'                                                       3,407                             40,863
                 Vendex KBB NV                                                       1,228                             13,974
                 Wolters Kluwer NV 'A'                                              10,728                            244,537
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in the Netherlands (Cost--$11,395,901)--5.7%                                    11,105,918
=============================================================================================================================
New Zealand      Auckland International Airport
                    Limited                                                         22,501                             33,917
                 Carter Holt Harvey Limited                                          7,526                              5,328
                 Contact Energy Limited                                             31,055                             51,467
                 Fisher & Paykel Appliances Holdings
                    Limited (a)                                                      1,098                              4,618
                 Fisher & Paykel Industries Limited                                  1,054                              7,505
                 Fletcher Building Limited                                          20,250                             24,790
                 Fletcher Challenge Forests (a)                                     49,639                              4,547
                 Fletcher Challenge Forests Ltd.
                    (Preferred) (a)                                                 94,137                              8,624
                 Telecom Corporation of New Zealand
                    Limited                                                         28,171                             58,652
                 The Warehouse Group Limited                                        16,257                             44,678
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in New Zealand (Cost--$254,990)--0.1%                                              244,126
=============================================================================================================================
Norway           Bergesen d.y. ASA 'A'                                               2,372                             42,049
                 Bergesen d.y. ASA 'B'                                                 300                              4,750
                 DNB Holding ASA                                                     1,308                              5,892
                 Elkem ASA                                                           2,507                             41,926
                 Frontline Limited                                                     229                              2,374
                 Kvaerner ASA 'A' (a)                                                2,100                              2,025
                 Kvaerner ASA (Rights) (c)                                           3,692                                267
                 Merkantildata ASA (a)                                              10,407                             12,299
                 Nera ASA                                                            6,500                             14,059
                 Norsk Hydro ASA                                                     4,550                            190,740
                 Norske Skogindustrier ASA                                           3,089                             58,031
                 Opticom ASA (a)                                                       954                             39,142


                                    20 & 21

                       Merrill Lynch International Index Fund, December 31, 2001

                 Master International (Capitalization Weighted) Index Series (continued)
                 ============================================================================================================
                                                                                   Shares
COUNTRY          Investments                                                        Held                             Value
=============================================================================================================================
Norway           Orkla ASA 'A'                                                       1,158                        $    19,624
(concluded)      Petroleum Geo-Services (a)                                            353                              2,735
                 SAS AB (a)                                                          2,392                             15,334
                 Schibsted ASA                                                       3,568                             34,410
                 Smedvig ASA 'A'                                                     3,691                             30,041
                 Smedvig ASA 'B'                                                       600                              4,114
                 Statoil ASA (a)                                                     6,904                             47,339
                 Storebrand ASA                                                     18,604                            107,858
                 Tandberg ASA (a)                                                    1,296                             28,899
                 Telenor A/S                                                         8,065                             34,708
                 Telenor A/S (ADR) (b)                                               8,900                            111,250
                 Tomra Systems ASA                                                   2,598                             24,910
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Norway (Cost--$984,516)--0.4%                                                   874,776
=============================================================================================================================
Portugal         BPI-SGPS, SA (Registered Shares)                                   21,210                             42,681
                 Banco Comercial Portugues, SA (BCP)
                    (Registered Shares) (a)                                         33,004                            133,710
                 Banco Espirito Santo, SA
                    (Registered Shares)                                              6,313                             81,337
                 Brisa--Auto Estradas de Portugal, SA                                5,852                             24,803
                 Cimpor--Cimentos de Portugal, SGPS, SA                              3,061                             53,693
                 Eletricidade de Portugal, SA (EDP)                                 34,389                             74,713
                 Jeronimo Martins SGPS, SA (a)                                       3,120                             25,697
                 Portugal Telecom SA
                    (Registered Shares) (a)                                         28,801                            224,389
                 Sonae, S.G.P.S., SA                                                 2,561                              1,847
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Portugal (Cost--$820,497)--0.3%                                                 662,870
=============================================================================================================================
Singapore        Capitaland Limited                                                 33,833                             34,264
                 Chartered Semiconductor Manufacturing
                    Limited (a)                                                     13,000                             34,498
                 Chartered Semiconductor Manufacturing
                    Limited (ADR) (a)(b)                                             1,120                             29,612
                 City Developments Limited                                          20,535                             67,282
                 Creative Technology Limited                                         3,057                             24,502
                 Cycle & Carriage Ltd.                                               3,839                              6,404
                 DBS Group Holdings Limited                                         42,751                            319,504
                 Fraser & Neave Limited (Ordinary)                                   4,737                             19,497
                 Hotel Properties Limited                                            6,676                              4,628
                 Keppel Corporation Ltd.                                            32,914                             50,623
                 Neptune Orient Lines Limited (a)                                   18,873                              9,914
                 Oversea-Chinese Banking Corporation Ltd.                           32,598                            194,193
                 Overseas Union Enterprise Ltd.                                      2,631                              9,119
                 Sembcorp Industries Limited                                        24,154                             20,930
                 Singapore Airlines Limited                                         11,582                             68,996
                 Singapore Press Holdings Ltd.                                       5,792                             68,381
                 Singapore Technologies Engineering Ltd.                            56,213                             71,541
                 Singapore Telecommunications, Ltd.                                103,718                             98,859
                 United Overseas Bank Ltd.                                          35,204                            242,129
                 Venture Manufacturing (Singapore) Ltd.                              7,000                             50,420
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Singapore (Cost--$1,595,632)--0.7%                                            1,425,296
=============================================================================================================================
Spain            ACS, Actividades de Construccion y
                    Servicios, SA                                                    1,897                             46,281
                 Acerinox SA                                                         2,745                             91,778
                 Altadis                                                             8,796                            149,590
                 Autopistas, Concesionaria Espanola SA                               6,033                             60,110
                 Banco Bilbao Vizcaya, SA                                           96,638                          1,196,046
                 Banco Santander Central Hispano, SA                               115,875                            970,878
                 Corporacion Mapfre SA                                               7,932                             45,978
                 Endesa SA                                                          27,544                            430,907
                 Fomento de Construcciones y Contratas SA                            2,428                             50,264
                 Gas Natural SDG, SA 'E'                                             6,184                            102,967
                 Grupo Dragados SA                                                   2,810                             37,605
                 Iberdrola SA                                                       17,829                            232,092
                 Industria de Disenso Textil, SA (a)                                 5,665                            107,994
                 Repsol-YPF, SA                                                     32,280                            470,796
                 Sociedad General de Aguas de Barcelona, SA                          3,417                             42,595
                 Sociedad General de Aguas de Barcelona,
                    SA (New)                                                            45                                549
                 Sol Melia, SA                                                       5,365                             40,939
                 Telefonica SA (a)                                                 119,923                          1,604,895
                 Telefonica, SA (ADR) (a)(b)                                         1,000                             40,080
                 TelePizza, SA (a)                                                   7,245                             11,225
                 Terra Networks, SA (a)                                             12,990                            106,410
                 Union Electrica Fenosa, SA                                          9,589                            155,222
                 Zardoya Otis SA                                                     2,100                             19,484
                 Zeltia, SA (a)                                                      6,228                             48,467
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Spain (Cost--$5,441,970)--3.1%                                                6,063,152
=============================================================================================================================
Sweden           Assa Abloy AB 'B'                                                   8,188                            117,867
                 Atlas Copco AB 'A'                                                  6,014                            134,445
                 Billerud (a)                                                          277                              1,876
                 Drott AB 'B'                                                        1,400                             14,414
                 Electrolux AB 'B'                                                  13,164                            196,399
                 Gambro AB 'B'                                                       3,981                             25,048
                 Hennes & Mauritz AB 'B'                                            14,534                            300,664
                 Nordbanken Holding AB                                              66,674                            352,766
                 OM Gruppen AB                                                       1,010                             13,287
                 SAS AB (a)                                                          1,680                             10,663
                 SKF AB 'B'                                                          1,622                             31,853
                 Sandvik AB                                                         10,591                            226,668
                 Securitas AB 'B'                                                   12,631                            239,623
                 Skandia Forsakrings AB                                             32,941                            238,664
                 Skandinaviska Enskilda Banken (SEB) 'A'                            22,776                            207,357
                 Skanska AB 'B'                                                     11,713                             76,488
                 Svenska Cellulosa AB (SCA) 'B'                                      7,903                            216,227
                 Svenska Handelsbanken AB                                           14,010                            205,682
                 Swedish Match AB                                                    5,000                             26,455
                 Tele2 AB 'B' (a)                                                    3,784                            136,358
                 Telefonaktiebolaget LM Ericsson AB 'B'                            208,380                          1,132,316
                 Telefonaktiebolaget LM Ericsson
                    (ADR) (b)                                                        7,035                             36,723
                 Telia AB                                                           28,554                            127,122
                 Trelleborg AB (Class B)                                               358                              2,747
                 Volvo AB 'A'                                                        1,148                             18,550
                 Volvo AB 'B'                                                        5,530                             92,784
                 WM-Data AB 'B'                                                      4,275                             10,718
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Sweden (Cost--$4,303,865)--2.1%                                               4,193,764
=============================================================================================================================
Switzerland      ABB Ltd.                                                           40,465                            389,954
                 Adecco SA (Registered Shares)                                       3,789                            205,961
                 Ascom Holding AG 'R'                                                  220                              3,876
                 Ciba Specialty Chemicals AG (Registered)                            3,127                            195,402
                 Clariant AG (Registered)                                              479                              9,016
                 Compagnie Financiere Richemont AG 'A'                              12,785                            237,558
                 Credit Suisse Group (a)                                            32,958                          1,405,424
                 Givaudan (Registered Shares)                                          173                             52,724
                 Holcim Ltd. 'B'                                                       844                            181,986
                 Kudelski SA (Bearer) (a)                                            1,551                             90,614
                 Logitech International SA (Registered) (a)                             81                              2,964
                 Lonza AG (Registered Shares)                                          226                            147,690
                 Nestle SA (Registered Shares)                                      11,895                          2,536,186
                 Novartis AG (Registered Shares)                                    88,222                          3,188,171
                 Roche Holding AG                                                   22,479                          1,604,386
                 Roche Holding AG (Bearer)                                           1,511                            123,770
                 SGS Societe Generale de Surveillance
                    Holding SA 'R'                                                      62                              9,952
                 Serono SA 'B'                                                         261                            227,784
                 Sulzer AG (Registered Shares)                                         133                             20,427
                 Sulzer Medica AG (Registered)                                         286                             12,058
                 Swatch Group AG 'B'                                                   449                             40,362
                 Swatch Group AG (Registered)                                        2,276                             45,101
                 Swiss Re (Registered)                                               9,657                            971,342
                 Swisscom AG (Registered Shares) (a)                                 1,044                            289,249
                 Syngenta AG (a)                                                     2,251                            116,597
                 Synthes-Stratec Inc.                                                   55                             38,294
                 UBS AG (Registered)                                                37,388                          1,887,077
                 Unaxis Holding AG 'R'                                                 136                             14,662
                 Zurich Financial Services AG                                        2,565                            601,739
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in Switzerland (Cost--$14,728,584)--7.5%                                        14,650,326
=============================================================================================================================
United Kingdom   3i Group PLC                                                       23,991                            300,107
                 AMEC PLC                                                           16,068                             92,372
                 ARM Holdings PLC (a)                                               38,618                            201,775
                 AWG PLC                                                             4,331                             34,038
                 Aegis Group PLC                                                    21,303                             28,834
                 Airtours PLC                                                        8,004                             29,123
                 Amvescap PLC                                                       19,126                            275,855
                 Associated British Ports Holdings PLC                               5,600                             34,231
                 AstraZeneca Group PLC                                              52,069                          2,347,702
                 BAA PLC                                                            33,438                            267,904
                 BAE Systems PLC                                                    46,222                            208,205
                 BBA Group PLC                                                       5,728                             23,592
                 BG Group PLC                                                      126,198                            514,272
                 BOC Group PLC                                                      19,509                            300,970
                 BP Amoco PLC                                                      653,985                          5,082,664
                 BP Amoco PLC (ADR) (b)                                              3,849                            179,017
                 BPB PLC                                                             2,994                             13,072
                 BT Group PLC                                                      260,541                            959,354
                 BT Group PLC (ADR) (a)(b)                                             900                             33,075
                 Barclays PLC                                                       48,729                          1,613,434
                 Barratt Developments PLC                                              546                              3,403
                 Billiton PLC                                                       76,620                            389,179
                 Boots Company PLC                                                  19,914                            169,405
                 Brambles Industries PLC                                            31,990                            158,298
                 British Airways PLC                                                32,340                             91,782
                 British American Tobacco PLC                                       43,506                            368,831
                 The British Land Company PLC                                       26,193                            178,026
                 British Sky Broadcasting Group PLC
                    ("BSkyB") (a)                                                   22,241                            244,714
                 Bunzl PLC                                                           3,822                             24,475


                                    22 & 23

                       Merrill Lynch International Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (concluded)

                 Master International (Capitalization Weighted) Index Series (concluded)
                 ============================================================================================================
                                                                                  Shares
COUNTRY          Investments                                                       Held                              Value
=============================================================================================================================
United Kingdom   CGNU PLC                                                           63,308                        $   778,570
(concluded)      CMG PLC                                                            20,738                             73,342
                 Cable & Wireless PLC                                               96,023                            461,880
                 Cadbury Schweppes PLC                                              67,423                            429,798
                 Canary Wharf Group PLC (a)                                         11,328                             73,490
                 Capita Group PLC                                                   14,765                            105,350
                 Carlton Communications PLC                                         34,956                            123,626
                 Celltech Group PLC (a)                                             11,274                            143,407
                 Centrica PLC                                                      100,303                            324,078
                 Chubb PLC                                                          13,844                             34,656
                 Close Brothers Group PLC                                            2,797                             32,770
                 Compass Group PLC                                                  57,822                            433,394
                 Corus Group PLC (a)                                               140,559                            147,290
                 Daily Mail and General Trust 'A'                                    2,123                             20,022
                 Diageo PLC                                                         97,235                          1,110,899
                 Dixons Group PLC                                                   72,533                            248,077
                 EMI Group PLC                                                      34,306                            178,246
                 Electrocomponents PLC                                              12,308                             96,014
                 FKI PLC                                                             9,108                             24,523
                 FirstGroup PLC                                                      6,151                             26,319
                 GKN PLC                                                            22,132                             85,359
                 George Wimpey PLC                                                   1,223                              3,898
                 Glaxo Wellcome PLC (ADR) (b)                                          800                             39,856
                 GlaxoSmithKline PLC                                               186,476                          4,676,173
                 Granada PLC                                                        62,225                            129,957
                 The Great Universal Stores PLC                                     37,429                            351,358
                 HBOS PLC                                                          103,132                          1,194,783
                 HSBC Holdings PLC                                                 266,174                          3,122,361
                 Hammerson PLC                                                       6,585                             42,504
                 Hanson PLC                                                         32,291                            222,763
                 Hays PLC                                                           68,298                            206,754
                 Hilton Group PLC                                                   69,991                            214,935
                 IMI PLC                                                               685                              2,682
                 Imperial Chemical Industries PLC                                   32,158                            177,382
                 Imperial Tobacco Group PLC                                         21,381                            281,928
                 International Power PLC (a)                                        57,548                            169,605
                 Invensys PLC                                                      132,573                            230,089
                 J. Sainsbury PLC                                                   31,443                            167,489
                 Johnson Matthey PLC                                                 3,020                             41,931
                 Kiddie PLC                                                          1,460                              1,424
                 Kingfisher PLC                                                     50,557                            295,058
                 Land Securities PLC                                                21,972                            250,548
                 Lattice Group PLC                                                  75,865                            172,246
                 Legal & General Group PLC                                         187,005                            432,746
                 Lloyds TSB Group PLC                                              153,225                          1,663,607
                 Lloyds TSB Group PLC (ADR) (b)                                      2,530                            113,825
                 Logica PLC                                                         17,523                            163,219
                 mm02 PLC (ADR) (a)(b)                                                 900                             11,340
                 Man Group PLC                                                      11,454                            198,708
                 Marconi PLC                                                        44,617                             27,111
                 Marks & Spencer PLC                                               100,679                            528,967
                 Misys PLC                                                          27,041                            127,905
                 National Grid Group PLC                                            56,322                            350,836
                 Next PLC                                                           14,000                            182,362
                 Nycomed Amersham PLC                                               26,384                            255,163
                 Ocean Group PLC                                                     4,183                             47,790
                 P & O Princess Cruises PLC                                         30,005                            174,677
                 Pace Micro Technology PLC                                           4,336                             22,087
                 Pearson PLC                                                        22,412                            258,012
                 The Peninsular and Oriental Steam
                   Navigation Company                                               22,402                             77,516
                 Pilkington PLC                                                     53,235                             86,776
                 Provident Financial PLC                                             3,930                             36,892
                 Prudential Corporation PLC                                         55,160                            639,028
                 RMC Group PLC                                                       2,735                             24,639
                 Railtrack Group PLC                                                17,155                                  0
                 Rank Group PLC                                                     24,540                             82,146
                 Reckitt Benckiser PLC                                              21,126                            307,468
                 Reed International PLC                                             45,674                            378,901
                 Rentokil Initial PLC                                               71,570                            287,490
                 Reuters Group PLC                                                  39,528                            391,198
                 Rexam PLC                                                           5,027                             27,418
                 Rio Tinto PLC (Registered Shares)                                  32,863                            629,427
                 Rolls-Royce PLC                                                    41,874                            101,471
                 Royal & Sun Alliance Insurance Group PLC                           55,310                            317,767
                 Royal Bank of Scotland Group PLC                                   79,796                          1,941,779
                 Safeway PLC                                                        46,444                            216,303
                 The Sage Group PLC                                                 45,501                            151,318
                 Schroders PLC                                                       4,105                             50,484
                 Scottish & Newcastle PLC                                           28,888                            220,729
                 Scottish and Southern Energy PLC                                   33,979                            301,664
                 ScottishPower PLC                                                  40,008                            221,265
                 ScottishPower PLC (ADR) (b)                                           993                             21,548
                 Serco Group PLC                                                     2,405                             12,601
                 Seton Scholl Healthcare Group PLC                                   3,902                             30,808
                 Severn Trent PLC                                                   17,387                            181,943
                 Shell Transport & Trading Company                                 288,163                          1,979,532
                 Signet Group PLC                                                    8,069                             11,215
                 Six Continents PLC                                                 27,900                            276,118
                 Slough Estates PLC                                                    473                              2,282
                 Smith & Nephew PLC                                                 37,864                            228,695
                 Smiths Industries PLC                                              23,846                            234,956
                 Spirent PLC                                                         8,597                             19,769
                 Stagecoach Holdings PLC                                            18,574                             20,004
                 TI Group PLC                                                        1,025                                  0
                 Tate & Lyle PLC                                                     8,252                             41,434
                 Taylor Woodrow PLC                                                  1,561                              3,862
                 Telewest Communications PLC (a)                                    92,575                             83,535
                 Tesco PLC                                                         192,476                            697,523
                 Unilever PLC                                                       80,126                            657,711
                 United Business Media PLC                                          17,498                            122,240
                 United Utilities PLC                                               24,916                            223,197
                 Vodafone Group PLC                                              1,934,533                          5,060,896
                 Vodafone Group PLC (ADR) (b)                                       12,490                            320,743
                 WPP Group PLC                                                      36,493                            403,651
                 Wolseley PLC                                                       26,415                            221,055
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in the United Kingdom (Cost--$53,147,844)--27.1%                                53,019,895
=============================================================================================================================
United States    Datacraft Asia Limited                                             26,000                             56,680
                 I Shares MSCI EAFE Index Fund                                       2,000                            238,700
                 ------------------------------------------------------------------------------------------------------------
                 Total Investments in the United States (Cost--$294,032)--0.2%                                        295,380
=============================================================================================================================

SHORT-TERM          Face
SECURITIES         Amount                                   Issue
=============================================================================================================================
Commercial       $1,553,000          General Electric Capital Corp., 1.82% due 1/02/2002                            1,552,921
Paper*           ------------------------------------------------------------------------------------------------------------
                                     Total Investments in Short-Term Securities (Cost--$1,552,921)--0.8%            1,552,921
=============================================================================================================================
                 Total Investments (Cost--$193,670,380)--97.6%                                                    190,887,365
                 Unrealized Depreciation on Forward Foreign Exchange Contracts--(0.0%)**                               (8,925)
                 Variation Margin on Financial Futures Contracts--0.1%***                                              93,073
                 Other Assets Less Liabilities--2.3%                                                                4,540,319
                                                                                                                 ------------
                 Net Assets--100.0%                                                                              $195,511,832
                                                                                                                 ============
=============================================================================================================================

 (a)  Non-income producing security.
 (b)  American Depositary Receipts (ADR).
 (c)  The rights may be exercised until 1/22/2002.
 (d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
   * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
  ** Forward foreign exchange contracts as of December 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
Foreign Currency                                Expiration         Appreciation
Purchased                                          Date           (Depreciation)
--------------------------------------------------------------------------------
CHF             502,645                        January 2002         $    129
(euro)        1,434,165                        January 2002            1,754
(pound)         581,196                        January 2002            4,518
(yen)       103,895,000                        January 2002          (15,326)
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts--Net
(US$Commitment--$3,225,894)                                         $ (8,925)
                                                                    ========
--------------------------------------------------------------------------------

*** Financial futures contracts purchased as of December 31, 2001 were as follows:

--------------------------------------------------------------------------------
Number of                                            Expiration
Contracts         Issue                Exchange         Date             Value
--------------------------------------------------------------------------------
   9         All Ordinaries            SFE           March 2002       $  393,561
   8               CAC                 MATIF         March 2002          331,870
   4            DAX Index              DTB           March 2002          461,984
  36              EURO                 DJ EURO       March 2002        1,228,325
  27              FTSE                 LIFFE         March 2002        2,047,704
   2         Hang Seng Index           SIMEX         March 2002          145,885
   3             IBEX 35               IBEX          March 2002          222,297
   2          MIB 30 Index             MIB           March 2002          288,677
  16              TOPIX                Tokyo         March 2002        1,247,673
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$6,274,903)                                    $6,367,976
                                                                      ==========
--------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                    24 & 25

                       Merrill Lynch International Index Fund, December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

MASTER
INTERNATIONAL
(CAPITALIZATION
WEIGHTED)
INDEX SERIES     As of December 31, 2001
============================================================================================================================
Assets:          Investments, at value (including securities loaned of $5,250,359)
                 (identified cost--$193,670,380) ...............................................               $ 190,887,365
                 Investments held as collateral for loaned securities, at value ................                   5,537,941
                 Cash on deposit for financial futures contracts ...............................                     651,191
                 Foreign cash ..................................................................                   1,902,555
                 Receivables:
                    Contributions ..............................................................  $ 1,948,843
                    Variation margin ...........................................................       93,073
                    Dividends ..................................................................       65,476
                    Securities sold ............................................................       63,394
                    Investment adviser .........................................................        2,390      2,173,176
                                                                                                  -----------
                 Prepaid expenses and other assets .............................................                     439,620
                                                                                                               -------------
                 Total assets ..................................................................                 201,591,848
                                                                                                               -------------
============================================================================================================================
Liabilities:     Collateral on securities loaned, at value .....................................                   5,537,941
                 Unrealized depreciation on forward foreign exchange contracts .................                       8,925
                 Payables:
                    Withdrawals ................................................................      315,579
                    Custodian bank .............................................................      156,875
                    Securities purchased .......................................................       31,301        503,755
                                                                                                  -----------
                 Accrued expenses and other liabilities ........................................                      29,395
                                                                                                               -------------
                 Total liabilities .............................................................                   6,080,016
                                                                                                               -------------
============================================================================================================================
Net Assets:      Net assets ....................................................................               $ 195,511,832
                                                                                                               =============
============================================================================================================================
Net Assets       Investors' capital ............................................................               $ 198,227,723
Consist of:      Unrealized depreciation on investments and foreign currency transactions--net .                  (2,715,891)
                                                                                                               -------------
                 Net assets ....................................................................               $ 195,511,832
                                                                                                               =============
============================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
INTERNATIONAL
(CAPITALIZATION
WEIGHTED)
INDEX SERIES         For the Year Ended December 31, 2001
===========================================================================================================
Investment Income:   Dividends (net of $51,612 foreign withholding tax) ....                    $   436,099
                     Interest ..............................................                         32,954
                     Securities lending--net ...............................                          1,964
                                                                                                -----------
                     Total income ..........................................                        471,017
                                                                                                -----------
===========================================================================================================
Expenses:            Professional fees .....................................    $    68,577
                     Custodian fees ........................................         47,154
                     Accounting services ...................................          6,748
                     Trustees' fees and expenses ...........................          4,659
                     Investment advisory fees ..............................          3,694
                     Printing and shareholder reports ......................            165
                     Other .................................................         11,433
                                                                                -----------
                     Total expenses before reimbursement ...................        142,430
                     Reimbursement of expenses .............................       (112,876)
                                                                                -----------
                     Total expenses after reimbursement ....................                         29,554
                                                                                                -----------
                     Investment income--net ................................                        441,463
                                                                                                -----------
===========================================================================================================
Realized &           Realized loss from:
Unrealized              Investments--net ...................................     (3,470,403)
Loss on                 Foreign currency transactions--net .................       (197,871)     (3,668,274)
Investments &                                                                   -----------
Foreign Currency     Change in unrealized appreciation/depreciation on:
Transactions--Net:      Investments--net ...................................       (831,866)
                        Foreign currency transactions--net .................        (46,564)       (878,430)
                                                                                -----------     -----------
                     Net Decrease in Net Assets Resulting from Operations ..                    $(4,105,241)
                                                                                                ===========
===========================================================================================================

      See Notes to Financial Statements.


                                    26 & 27

                       Merrill Lynch International Index Fund, December 31, 2001

STATEMENTS OF CHANGES IN NET ASSETS

MASTER
INTERNATIONAL                                                                                          For the
(CAPITALIZATION                                                                                Year Ended December 31,
WEIGHTED)                                                                                  ------------------------------
INDEX SERIES     Increase (Decrease) in Net Assets:                                             2001             2000
=========================================================================================================================
Operations:      Investment income--net ...............................................    $     441,463     $    186,987
                 Realized loss on investments and foreign currency transactions--net ..       (3,668,274)        (196,691)
                 Change in unrealized appreciation/depreciation on investments and
                 foreign currency transactions--net ...................................         (878,430)      (1,860,604)
                                                                                           -------------     ------------
                 Net decrease in net assets resulting from operations .................       (4,105,241)      (1,870,308)
                                                                                           -------------     ------------
=========================================================================================================================
Capital          Proceeds from contributions ..........................................      203,141,807       12,575,055
Transactions:    Fair value of withdrawals ............................................      (19,287,925)      (4,995,874)
                                                                                           -------------     ------------
                 Net increase in assets derived from capital transactions .............      183,853,882        7,579,181
                                                                                           -------------     ------------
=========================================================================================================================
Net Assets:      Total increase in net assets .........................................      179,748,641        5,708,873
                 Beginning of year ....................................................       15,763,191       10,054,318
                                                                                           -------------     ------------
                 End of year ..........................................................    $ 195,511,832     $ 15,763,191
                                                                                           =============     ============
=========================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                     For the
MASTER                                                                                               Period
INTERNATIONAL                                                               For the Year Ended     December 30,
(CAPITALIZATION                                                                 December 31,        1999+ to
WEIGHTED)           The following ratios have been derived from            ---------------------   December 31,
INDEX SERIES        information provided in the financial statements.        2001          2000       1999
===============================================================================================================
Total Investment                                                            (21.77%)          --          --
Return:                                                                    ========      =======     =======
===============================================================================================================
Ratios to Average   Expenses, net of reimbursement ....................        .08%         .08%        .08%*
Net Assets:                                                                ========      =======     =======
                    Expenses ..........................................        .39%        1.34%        .63%*
                                                                           ========      =======     =======
                    Investment income--net ............................       1.20%        1.55%       2.14%*
                                                                           ========      =======     =======
===============================================================================================================
Supplemental        Net assets, end of period (in thousands) ..........    $195,512      $15,763     $10,054
Data:                                                                      ========      =======     =======
                    Portfolio turnover ................................      30.19%        5.89%        .00%
                                                                           ========      =======     =======
===============================================================================================================

+     Commencement of operations.
*     Annualized.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

1. Significant Accounting Policies:

Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option


                                    28 & 29

                       Merrill Lynch International Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Custodian bank--The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from a failed trade that settled the next day.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2001, FAM earned fees of $3,694, all of which were waived. FAM also reimbursed the Fund for additional expenses of $109,182.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Series reimbursed FAM an aggregate of $953 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Proceeds from contributions include contributions from affiliates approximating $136,508,000.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $190,793,410 and $12,134,376, respectively.

Net realized losses for the year ended December 31, 2001, which included net realized capital losses of $81,000 from redemptions in-kind, and unrealized gains (losses) as of December 31, 2001 were as follows:

-------------------------------------------------------------------------------
                                                  Realized        Unrealized
                                                   Losses        Gains (Losses)
-------------------------------------------------------------------------------
Investments:
    Long-term ..........................        $(3,230,907)        $(2,783,015)
    Short-term .........................               (205)                 --
    Financial futures contracts ........           (239,291)             93,073
                                                -----------         -----------
Total investments ......................         (3,470,403)         (2,689,942)
                                                -----------         -----------
Currency transactions:
    Forward foreign exchange
      contracts ........................             (1,924)             (8,925)
    Foreign currency transactions ......           (195,947)            (17,024)
                                                -----------         -----------
Total currency transactions ............           (197,871)            (25,949)
                                                -----------         -----------
Total ..................................        $(3,668,274)        $(2,715,891)
                                                ===========         ===========
-------------------------------------------------------------------------------

As of December 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $4,334,447, of which $11,633,844 related to appreciated securities and $15,968,291 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $195,221,812.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2001. On November 30, 2001, the credit agreement was renewed for one year under the same terms.


                                    30 & 31

                       Merrill Lynch International Index Fund, December 31, 2001

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master International (Capitalization Weighted) Index Series (One of the series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International (Capitalization Weighted) Index Series as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 15, 2002

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                           Number of      Other
                                                                                                        Portfolios in    Director-
                                                    Position(s)    Length                                Fund Complex      ships
                                                       Held        of Time    Principal Occupation(s)    Overseen by      Held by
Name                         Address & Age           with Fund     Served       During Past 5 Years        Director      Director
===================================================================================================================================
     Interested Director/Trustee
===================================================================================================================================
Terry K. Glenn*         800 Scudders Mill Road       President     1999 to    Chairman, Americas              196       None
                        Plainsboro, NJ 08536         and           present    Region since 2001, and
                        Age: 61                      Director/                Executive Vice President
                                                     Trustee                  since 1983 of Fund Asset
                                                                              Management ("FAM") and
                                                                              Merrill Lynch Invest-
                                                                              ment Managers, L.P.
                                                                              ("MLIM"); President of
                                                                              Merrill Lynch Mutual
                                                                              Funds since 1999;
                                                                              President of FAM
                                                                              Distributors, Inc.
                                                                              ("FAMD") since 1986 and
                                                                              Director thereof since
                                                                              1991; Executive Vice
                                                                              President and Director
                                                                              of Princeton Services,
                                                                              Inc. ("Princeton
                                                                              Services") since 1993;
                                                                              President of Princeton
                                                                              Administrators, L.P.
                                                                              since 1988; Director of
                                                                              Financial Data Services,
                                                                              Inc., since 1985.
                        ===========================================================================================================
                        *     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the
                              Investment Company Act, of the Fund based on his positions as Chairman
                              (Americas Region) and Executive Vice President of FAM and MLIM; President
                              of FAMD; Executive Vice President of Princeton Services; and President of
                              Princeton Administrators, L.P. The Director's/Trustee's term is unlimited.
===================================================================================================================================

                                                                                                           Number of      Other
                                                                                                        Portfolios in    Director-
                                                    Position(s)    Length                                Fund Complex      ships
                                                       Held        of Time    Principal Occupation(s)    Overseen by      Held by
Name                         Address & Age           with Fund     Served*      During Past 5 Years        Director      Director
===================================================================================================================================
     Independent Directors/Trustees
===================================================================================================================================
M. Colyer Crum          104 Westcliff Road           Director/     1978 to    James R. Williston              51        Cambridge
                        Weston, MA 02493             Trustee       present    Professor of Investment                   Bancorp
                        Age: 69                                               Management Emeritus,
                                                                              Harvard Business School
                                                                              since 1996.
===================================================================================================================================
Laurie Simon Hodrick    809 Uris Hall                Director/     1999 to    Professor of Finance and        51        Junior
                        3022 Broadway                Trustee       present    Economics, Graduate                       League of
                        New York, NY 10027                                    School of Business,                       Central
                        Age: 39                                               Columbia University                       Westchester
                                                                              since 1998; Associate
                                                                              Professor of Finance and
                                                                              Economics, Graduate
                                                                              School of Business,
                                                                              Columbia University from
                                                                              1996 to 1998.
===================================================================================================================================
Stephen B. Swensrud     88 Broad Street, 2nd Floor   Director/     1983 to    Chairman, Fernwood              90        Dana
                        Boston, MA 02110             Trustee       present    Advisors since 1996.                      Farber
                        Age: 68                                                                                         Cancer
                                                                                                                        Institute;
                                                                                                                        Federation
                                                                                                                        For
                                                                                                                        American
                                                                                                                        Immigration
                                                                                                                        Reform
===================================================================================================================================


                                    32 & 33

                       Merrill Lynch International Index Fund, December 31, 2001

OFFICERS AND DIRECTORS/TRUSTEES (concluded)

                                                                                                           Number of      Other
                                                                                                        Portfolios in    Director-
                                                    Position(s)    Length                                Fund Complex      ships
                                                       Held        of Time    Principal Occupation(s)    Overseen by      Held by
Name                         Address & Age           with Fund     Served*      During Past 5 Years        Director      Director
===================================================================================================================================
     Independent Directors/Trustees (concluded)
===================================================================================================================================
J. Thomas Touchton      Suite 3405                   Director/     1977 to    Managing Partner of the         51        Tampa Bay
                        One Tampa City Center        Trustee       present    Witt Touchton Company                     History
                        201 North Franklin Street                             since 1972.                               Center
                        Tampa, FL 33062
                        Age: 63
===================================================================================================================================
Fred G. Weiss           16450 Maddalena Place        Director/     1999 to    Managing Director of FGW        51        Watson
                        Delray Beach, FL 33446       Trustee       present    Associates since 1997;                    Pharma-
                        Age: 60                                               Vice President, Planning                  ceuticals,
                                                                              Investment and                            Inc.; BTG
                                                                              Development of Warner                     Interna-
                                                                              Lambert Co. from 1979 to                  tional PLC;
                                                                              1997.                                     Michael J.
                                                                                                                        Fox Founda-
                                                                                                                        tion for
                                                                                                                        Parkinson's
                                                                                                                        Research
                        ===========================================================================================================
                        *     The Director's/Trustee's term is unlimited.
===================================================================================================================================

                                                    Position(s)     Length
                                                       Held        of Time
Name                         Address & Age           with Fund      Served          Principal Occupation(s) During Past 5 Years
===================================================================================================================================
     Fund Officers
===================================================================================================================================
Donald C. Burke         P.O. Box 9011                Vice          Vice           First Vice President of FAM and MLIM since 1997
                        Princeton, NJ 08543-9011     President     President      and the Treasurer thereof since 1999; Senior
                        Age: 41                      and           since          Vice President and Treasurer of Princeton
                                                     Treasurer     1997 and       Services since 1999; Vice President of FAMD
                                                                   Treasurer      since 1999; Vice President of FAM and MLIM from
                                                                   since 1999     1990 to 1997; Director of Taxation of MLIM since
                                                                                  1990.
===================================================================================================================================
Christopher Ayoub       P.O. Box 9011                Senior        1998 to        First Vice President of the Investment Adviser
                        Princeton, NJ 08543-9011     Vice          present        and certain of its affiliates since 1998; Vice
                        Age: 45                      President                    President of the Investment Adviser and certain
                                                     and Co-                      of its affiliates from 1985 to 1998.
                                                     Portfolio
                                                     Manager
===================================================================================================================================
Robert C. Doll, Jr.     P.O. Box 9011                Senior        2000 to        President of FAM and MLIM since 2001; Co-Head
                        Princeton, NJ 08543-9011     Vice          present        (America's Region) of FAM and MLIM from 2000 to
                        Age: 47                      President                    2002; Director of Princeton Services since 1999;
                                                                                  Chief Investment Officer of Oppenheimer Funds,
                                                                                  Inc. in 1999 and Executive Vice President
                                                                                  thereof from 1991 to 1999.
===================================================================================================================================
Philip Green            P.O. Box 9011                Senior        1999 to        Senior Vice President of the Investment Adviser
                        Princeton, NJ 08543-9011     Vice          present        and certain of its affiliates since 1999;
                        Age: 37                      President                    Managing Director and Portfolio Manager of
                                                                                  Global Institutional Services at Bankers Trust
                                                                                  from 1997 to 1999; Vice President of
                                                                                  Quantitative Equities at Bankers Trust in 1996;
                                                                                  Vice President of Asset Allocations Strategies
                                                                                  at Bankers Trust from 1994 to 1996; Vice
                                                                                  President of Foreign Exchange and Currency
                                                                                  Overlay Strategies at Bankers Trust from 1988 to
                                                                                  1999.
===================================================================================================================================
Jeffrey B. Hewson       P.O. Box 9011                Senior        1998           Director (Global Fixed Income) of the Investment
                        Princeton, NJ 08543-9011     Vice          to present     Adviser and certain of its affiliates since
                        Age: 49                      President                    1998; Vice President of the Investment Adviser
                                                     and Co-                      and certain of its affiliates from 1989 to 1998;
                                                     Portfolio                    Portfolio Manager of the Investment Adviser and
                                                     Manager                      certain of its affiliates since 1985.
===================================================================================================================================
Sidney Hoots            P.O. Box 9011                Senior        1999 to        Senior Vice President of the Investment Adviser
                        Princeton, NJ 08543-9011     Vice          present        and certain of its affiliates since 1999;
                        Age: 40                      President                    Managing Director of Global Institutional
                                                                                  Services at Bankers Trust from 1992 to 1999.
===================================================================================================================================
Frank Salerno           P.O. Box 9011                Senior        1999 to        Chief Operating Officer, Institutional for MLIM
                        Princeton, NJ 08543-9011     Vice          present        (Americas Region); First Vice President of the
                        Age: 41                      President                    Investment Adviser and certain of its affiliates
                                                                                  since 1999; Managing Director and Chief
                                                                                  Investment Officer of Structured Investments at
                                                                                  Bankers Trust from 1995 to 1999.
===================================================================================================================================
Richard Vella           P.O. Box 9011                Senior        1999 to        First Vice President of the Investment Adviser
                        Princeton, NJ 08543-9011     Vice          present        and certain of its affiliates since 1999;
                        Age: 43                      President                    Managing Director, Global Index Funds of Bankers
                                                                                  Trust from 1997 to 1999; Managing Director,
                                                                                  International Index Funds of Bankers Trust from
                                                                                  1995 to 1999.
===================================================================================================================================
Debbie Jelilian         P.O. Box 9011                Portfolio     1999 to        Vice President of Investment Adviser and FAM
                        Princeton, NJ 08543-9011     Manager       present        since 1999; portfolio manager in Bankers Trust's
                        Age: 32                                                   Structured Investment Management Group from 1993
                                                                                  to 1999.
===================================================================================================================================
Jeffrey L. Russo        P.O. Box 9011                Portfolio     2001 to        Vice President of the Investment Adviser and FAM
                        Princeton, NJ 08543-9011     Manager       present        since 1999; portfolio manager and trader in
                        Age: 34                                                   Bankers Trust/Deutsche Bank's Structured
                                                                                  Investment Group specializing in global index
                                                                                  portfolios from 1994 to 1999.
===================================================================================================================================
Frank Viola             P.O. Box 9011                Co-           2001 to        Director of the Investment Adviser and certain
                        Princeton, NJ 08543-9011     Portfolio     present        of its affiliates and Portfolio Manager thereof
                        Age: 37                      Manager                      since 1997; Treasurer of Merrill Lynch Bank &
                                                                                  Trust Company from 1996 to 1997.
===================================================================================================================================
Ira P. Shapiro          P.O. Box 9011                Secretary     1998 to        First Vice President of the Investment Adviser
                        Princeton, NJ 08543-9011                   present        and certain of its affiliates since 1998;
                        Age: 38                                                   Director (Legal Advisory) of the Investment
                                                                                  Adviser and certain of its affiliates from 1996
                                                                                  to 1997; Attorney with the Investment Adviser
                                                                                  and certain of its affiliates from 1993 to 1997.
===================================================================================================================================

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


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[LOGO] Merrill Lynch  Investment Managers

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper           #Index 2--12/01